UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
 811-02090
Invesco Bond Fund

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code:
 (713)
626-1919
Date of fiscal year end:
 February 28
Date of reporting period:
 August 31, 2025

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2025
Invesco Bond Fund
NYSE:
VBF

2	Fund Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

26	Financial Statements

29	Financial Highlights

30	Notes to Financial Statements

37	Approval of Investment Advisory and Sub-Advisory Contracts

39	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Cumulative total returns, 2/28/25 to 8/31/25

Fund at NAV	2.50%
Fund at Market Value	1.96
Bloomberg Baa U.S. Corporate Bond Index ▼ (Broad Market/Style-Specific Index)	2.76
Market Price Discount to NAV as of 8/31/25	-5.73

Source(s): ▼ RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Fund is a
closed-end
management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
Bloomberg Baa U.S. Corporate Bond Index
measures the
Baa-rated,
fixed-rate, taxable corporate bond market.
 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2025, the Board of Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the
20-day
average trading volume
of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Bond Fund

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Fund easily and automatically with the Plan.
∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition , transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.

∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Fund is trading at a premium - a market price that is higher than its NAV -you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Fund is trading at a discount - a market price that is lower than its NAV - you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount , the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your noncertificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco Bond Fund

Schedule of Investments
(a)
August 31, 2025
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–84.86%
Advertising–0.10%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031 (b)	$45,000	$45,751

7.50%, 03/15/2033 (b)	45,000	45,833

Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	87,000	87,764

		179,348

Aerospace & Defense–1.80%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029 (b)	200,000	206,342

5.50%, 03/26/2054 (b)	580,000	567,173

Boeing Co. (The),
6.30%, 05/01/2029	20,000	21,247

6.53%, 05/01/2034	52,000	56,980

5.81%, 05/01/2050	154,000	148,195

5.93%, 05/01/2060	207,000	199,023

General Dynamics Corp., 4.95%, 08/15/2035	67,000	67,738

Hexcel Corp., 5.88%, 02/26/2035	16,000	16,325

Howmet Aerospace, Inc., 4.85%, 10/15/2031	10,000	10,247

Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030	20,000	20,625

5.75%, 01/15/2035	87,000	90,296

L3Harris Technologies, Inc., 5.40%, 07/31/2033	33,000	34,104

5.60%, 07/31/2053	41,000	39,917

Lockheed Martin Corp.,
4.40%, 08/15/2030	105,000	105,883

4.75%, 02/15/2034	85,000	85,088

4.80%, 08/15/2034	5,000	5,019

5.00%, 08/15/2035	188,000	189,268

4.15%, 06/15/2053	505,000	396,244

4.30%, 06/15/2062	43,000	33,499

5.90%, 11/15/2063	67,000	68,665

Northrop Grumman Corp., 4.95%, 03/15/2053	32,000	28,504

RTX Corp.,
5.75%, 01/15/2029	60,000	63,015

6.00%, 03/15/2031	22,000	23,770

5.15%, 02/27/2033	127,000	130,518

6.10%, 03/15/2034	104,000	112,948

6.40%, 03/15/2054	81,000	87,728

TransDigm, Inc.,
6.75%, 08/15/2028 (b)	133,000	136,895

6.38%, 03/01/2029 (b)	74,000	75,856

6.88%, 12/15/2030 (b)	90,000	93,394

7.13%, 12/01/2031 (b)	44,000	45,919

6.00%, 01/15/2033 (b)	89,000	90,063

6.38%, 05/31/2033 (b)	75,000	76,184

6.25%, 01/31/2034 (b)	49,000	50,314

		3,376,986

	Principal
	Amount	Value

Agricultural & Farm Machinery–0.57%
AGCO Corp.,
5.45%, 03/21/2027	$11,000	$11,149

5.80%, 03/21/2034	83,000	85,506

CNH Industrial Capital LLC, 4.75%, 03/21/2028	46,000	46,529

Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028 (b)	205,000	206,369

5.63%, 07/01/2035 (b)	200,000	202,114

6.38%, 07/01/2055 (b)	240,000	241,074

John Deere Capital Corp.,
4.38%, 10/15/2030	144,000	145,221

5.10%, 04/11/2034	130,000	133,332

		1,071,294

Agricultural Products & Services–0.27%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	292,000	293,673

5.15%, 08/04/2035	173,000	173,530

Cargill, Inc., 4.75%, 04/24/2033 (b)	43,000	43,294

		510,497

Air Freight & Logistics–0.32%
GXO Logistics, Inc.,
6.25%, 05/06/2029	61,000	64,005

6.50%, 05/06/2034	94,000	99,487

United Parcel Service, Inc.,
4.65%, 10/15/2030	82,000	83,842

5.15%, 05/22/2034	88,000	90,718

5.25%, 05/14/2035	103,000	105,638

5.50%, 05/22/2054	168,000	161,359

		605,049

Alternative Carriers–0.06%
Lumen Technologies, Inc., 10.00%, 10/15/2032 (b)	18,000	18,255

Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (b)	88,000	91,612

		109,867

Apparel Retail–0.01%
Saks Global Enterprises LLC, 11.00%, 12/15/2029 (b)	53,640	21,719

Application Software–0.39%
Autodesk, Inc., 5.30%, 06/15/2035	79,000	80,438

Cadence Design Systems, Inc., 4.70%, 09/10/2034	41,000	40,605

Cloud Software Group, Inc.,
6.50%, 03/31/2029 (b)	65,000	65,767

8.25%, 06/30/2032 (b)	26,000	27,817

Fair Isaac Corp., 6.00%, 05/15/2033 (b)	17,000	17,271

Intuit, Inc., 5.20%, 09/15/2033	135,000	140,059

Roper Technologies, Inc.,
4.45%, 09/15/2030	59,000	59,148

5.10%, 09/15/2035	151,000	150,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Bond Fund

	Principal
	Amount	Value

Application Software–(continued)
SS&C Technologies, Inc.,
5.50%, 09/30/2027 (b)	$85,000	$85,086

6.50%, 06/01/2032 (b)	19,000	19,731

Synopsys, Inc., 5.70%, 04/01/2055	45,000	44,224

		730,838

Asset Management & Custody Banks–0.80%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	253,000	256,779

Ameriprise Financial, Inc.,
4.50%, 05/13/2032	21,000	20,996

5.15%, 05/15/2033	155,000	159,414

5.20%, 04/15/2035	256,000	259,158

Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028 (c)	5,000	5,082

5.06%, 07/22/2032 (c)	87,000	89,651

5.83%, 10/25/2033 (c)	48,000	51,308

5.32%, 06/06/2036 (c)	82,000	84,126

Series J, 4.97%, 04/26/2034 (c)	51,000	51,516

BlackRock, Inc., 4.75%, 05/25/2033	141,000	143,207

Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	217,000	224,999

Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043 (b)	15,000	14,649

Citadel L.P.,
6.00%, 01/23/2030 (b)	14,000	14,592

6.38%, 01/23/2032 (b)	30,000	31,608

Golub Capital Private Credit Fund, 5.45%, 08/15/2028 (b)	74,000	74,317

State Street Corp.,
5.34% (SOFR + 0.95%), 04/24/2028 (d)	2,000	2,014

4.73%, 02/28/2030	6,000	6,136

4.83%, 04/24/2030	3,000	3,082

5.15%, 02/28/2036 (c)	8,000	8,104

		1,500,738

Automobile Manufacturers–1.87%
Allison Transmission, Inc.,
4.75%, 10/01/2027 (b)	6,000	5,952

3.75%, 01/30/2031 (b)	408,000	376,812

Daimler Truck Finance North America LLC (Germany),
4.65%, 10/12/2030 (b)	150,000	150,336

5.00%, 10/12/2032 (b)	332,000	332,300

Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	335,000	339,451

7.35%, 11/04/2027	7,000	7,290

5.92%, 03/20/2028	200,000	203,037

7.20%, 06/10/2030	135,000	143,497

Honda Motor Co. Ltd. (Japan),
4.69%, 07/08/2030	184,000	185,773

5.34%, 07/08/2035	292,000	293,714

Hyundai Capital America,
5.50%, 03/30/2026 (b)	31,000	31,191

4.88%, 06/23/2027 (b)	131,000	132,187

5.00%, 01/07/2028 (b)	161,000	163,245

5.60%, 03/30/2028 (b)	4,000	4,119

5.35%, 03/19/2029 (b)	2,000	2,054

5.30%, 01/08/2030 (b)	70,000	72,114

	Principal
	Amount	Value

Automobile Manufacturers–(continued)
Mercedes-Benz Finance North America LLC (Germany), 5.13%, 08/01/2034 (b)	$214,000	$214,917

Nissan Motor Co. Ltd. (Japan), 4.81%, 09/17/2030 (b)	200,000	186,986

Toyota Motor Credit Corp.,
4.55%, 08/09/2029	3,000	3,053

5.35%, 01/09/2035	97,000	100,214

Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029 (b)	255,000	260,134

5.60%, 03/22/2034 (b)	300,000	305,149

		3,513,525

Automotive Parts & Equipment–0.51%
BMW US Capital LLC (Germany),
4.50%, 08/11/2030 (b)	56,000	56,070

5.20%, 08/11/2035 (b)	147,000	146,266

Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030 (b)	148,000	153,453

Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (b)	88,000	93,362

ERAC USA Finance LLC, 4.90%, 05/01/2033 (b)	149,000	150,682

Forvia SE (France), 8.00%, 06/15/2030 (b)	68,000	71,793

Magna International, Inc. (Canada), 5.88%, 06/01/2035	32,000	33,311

NESCO Holdings II, Inc., 5.50%, 04/15/2029 (b)	98,000	95,675

PHINIA, Inc.,
6.75%, 04/15/2029 (b)	40,000	41,340

6.63%, 10/15/2032 (b)	52,000	53,448

ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028 (b)	39,000	39,532

7.13%, 04/14/2030 (b)	18,000	17,935

		952,867

Automotive Retail–0.57%
Advance Auto Parts, Inc.,
5.95%, 03/09/2028	11,000	11,209

7.00%, 08/01/2030 (b)	73,000	74,958

Asbury Automotive Group, Inc.,
4.63%, 11/15/2029 (b)	71,000	69,118

AutoZone, Inc.,
4.75%, 08/01/2032	43,000	43,094

5.20%, 08/01/2033	83,000	84,721

Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031 (b)(e)	89,880	102,052

Group 1 Automotive, Inc.,
4.00%, 08/15/2028 (b)	98,000	95,158

6.38%, 01/15/2030 (b)	92,000	94,437

LCM Investments Holdings II LLC,
4.88%, 05/01/2029 (b)	49,000	48,150

8.25%, 08/01/2031 (b)	88,000	93,364

Lithia Motors, Inc.,
4.63%, 12/15/2027 (b)	94,000	93,206

4.38%, 01/15/2031 (b)	101,000	96,057

O’Reilly Automotive, Inc., 5.00%, 08/19/2034	156,000	156,168

		1,061,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Bond Fund

	Principal
	Amount	Value

Biotechnology–0.34%
AbbVie, Inc., 5.50%, 03/15/2064	$148,000	$142,314

Amgen, Inc.,
5.25%, 03/02/2030	18,000	18,651

5.75%, 03/02/2063	312,000	300,101

Gilead Sciences, Inc.,
5.25%, 10/15/2033	115,000	119,505

5.55%, 10/15/2053	54,000	52,868

		633,439

Broadcasting–0.13%
Gray Media, Inc., 9.63%, 07/15/2032 (b)	27,000	27,159

Paramount Global,
5.85%, 09/01/2043	69,000	62,118

4.95%, 05/19/2050	69,000	53,912

Univision Communications, Inc.,
8.00%, 08/15/2028 (b)	51,000	52,974

9.38%, 08/01/2032 (b)	47,000	49,525

		245,688

Broadline Retail–0.24%
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037 (b)	200,000	212,340

Macy’s Retail Holdings LLC,
6.13%, 03/15/2032 (b)	7,000	6,840

7.38%, 08/01/2033 (b)	128,000	131,588

6.70%, 07/15/2034 (b)	113,000	98,741

		449,509

Building Products–0.26%
Amrize Finance US LLC,
4.70%, 04/07/2028 (b)	112,000	113,417

4.95%, 04/07/2030 (b)	29,000	29,611

5.40%, 04/07/2035 (b)	160,000	162,423

Carrier Global Corp., 5.90%, 03/15/2034	22,000	23,465

Lennox International, Inc., 5.50%, 09/15/2028	55,000	57,006

New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (b)	94,000	92,996

		478,918

Cable & Satellite–1.00%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029 (b)	58,000	57,586

6.38%, 09/01/2029 (b)	23,000	23,366

7.38%, 03/01/2031 (b)	16,000	16,565

4.75%, 02/01/2032 (b)	38,000	35,273

4.50%, 05/01/2032	169,000	154,649

4.50%, 06/01/2033 (b)	141,000	125,879

4.25%, 01/15/2034 (b)	110,000	95,594

Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034	181,000	193,139

5.85%, 12/01/2035	150,000	150,322

5.75%, 04/01/2048	113,000	100,769

6.70%, 12/01/2055	130,000	128,521

Comcast Corp.,
5.50%, 11/15/2032	127,000	133,926

6.05%, 05/15/2055	348,000	352,316

	Principal
	Amount	Value

Cable & Satellite–(continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027 (b)	$47,000	$46,801

10.00%, 02/15/2031 (b)	47,000	46,753

Sinclair Television Group, Inc., 8.13%, 02/15/2033 (b)	18,000	18,457

Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029 (b)	200,000	197,063

		1,876,979

Cargo Ground Transportation–0.07%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026 (b)	8,000	8,062

5.35%, 01/12/2027 (b)	5,000	5,061

4.40%, 07/01/2027 (b)	9,000	9,022

5.70%, 02/01/2028 (b)	34,000	35,018

5.55%, 05/01/2028 (b)	44,000	45,388

Ryder System, Inc., 4.90%, 12/01/2029	34,000	34,740

		137,291

Casinos & Gaming–0.15%
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029 (b)	200,000	189,698

Voyager Parent LLC, 9.25%, 07/01/2032 (b)	89,000	93,984

		283,682

Commercial & Residential Mortgage Finance–0.61%
Aviation Capital Group LLC,
3.50%, 11/01/2027 (b)	8,000	7,854

6.25%, 04/15/2028 (b)	7,000	7,314

6.75%, 10/25/2028 (b)	67,000	71,435

4.80%, 10/24/2030 (b)	284,000	283,983

Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029 (b)	90,000	92,420

7.13%, 02/01/2032 (b)	87,000	90,752

Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027 (b)(c)	242,000	247,732

PennyMac Financial Services, Inc., 4.25%, 02/15/2029 (b)	49,000	47,297

Radian Group, Inc., 6.20%, 05/15/2029	46,000	48,209

Rocket Cos., Inc.,
6.13%, 08/01/2030 (b)	102,000	105,022

6.38%, 08/01/2033 (b)	22,000	22,857

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026 (b)	24,000	23,508

Walker & Dunlop, Inc., 6.63%, 04/01/2033 (b)	91,000	94,745

		1,143,128

Computer & Electronics Retail–0.26%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	53,000	53,473

5.50%, 04/01/2035	359,000	365,844

Leidos, Inc., 5.75%, 03/15/2033	70,000	73,403

		492,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Bond Fund

	Principal
	Amount	Value

Construction & Engineering–0.10%
AECOM, 6.00%, 08/01/2033 (b)	$185,000	$188,950

Construction Machinery & Heavy Transportation Equipment– 0.58%
Caterpillar, Inc.,
5.20%, 05/15/2035	105,000	107,640

5.50%, 05/15/2055	25,000	24,822

Cummins, Inc.,
4.70%, 02/15/2031	268,000	272,414

5.30%, 05/09/2035	305,000	311,780

Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032 (b)	96,000	98,793

Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	71,000	72,659

5.50%, 05/29/2035	194,000	199,131

		1,087,239

Construction Materials–0.08%
JH North America Holdings, Inc.,
5.88%, 01/31/2031 (b)	88,000	89,026

6.13%, 07/31/2032 (b)	58,000	58,906

		147,932

Consumer Electronics–0.06%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029 (b)	100,000	104,167

Consumer Finance–0.87%
American Express Co.,
5.65%, 04/23/2027 (c)	4,000	4,033

4.73%, 04/25/2029 (c)	4,000	4,066

5.65% (SOFR + 1.26%), 04/25/2029 (d)	165,000	167,375

5.53%, 04/25/2030 (c)	83,000	86,694

5.02%, 04/25/2031 (c)	233,000	239,477

5.44%, 01/30/2036 (c)	107,000	110,032

5.67%, 04/25/2036 (c)	148,000	154,709

Capital One Financial Corp., 7.15%, 10/29/2027 (c)	38,000	39,169

EZCORP, Inc., 7.38%, 04/01/2032 (b)	177,000	187,068

FirstCash, Inc., 6.88%, 03/01/2032 (b)	177,000	183,892

goeasy Ltd. (Canada), 6.88%, 02/15/2031 (b)	67,000	67,044

Navient Corp., 5.00%, 03/15/2027	100,000	99,337

OneMain Finance Corp.,
6.63%, 05/15/2029	57,000	58,684

4.00%, 09/15/2030	26,000	24,050

6.75%, 03/15/2032	45,000	46,124

7.13%, 09/15/2032	83,000	86,528

Synchrony Financial,
5.02%, 07/29/2029 (c)	35,000	35,256

6.00%, 07/29/2036 (c)	45,000	45,514

		1,639,052

Consumer Staples Merchandise Retail–0.38%
Dollar General Corp.,
5.00%, 11/01/2032	19,000	19,171

5.50%, 11/01/2052	492,000	459,438

Target Corp., 5.00%, 04/15/2035	161,000	161,513

	Principal
	Amount	Value

Consumer Staples Merchandise Retail–(continued)
Walmart, Inc.,
4.90%, 04/28/2035	$4,000	$4,065

4.50%, 09/09/2052	80,000	69,431

		713,618

Copper–0.00%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	9,000	9,024

Distillers & Vintners–0.03%
Brown-Forman Corp., 4.75%, 04/15/2033	21,000	21,134

Constellation Brands, Inc.,
4.80%, 05/01/2030	16,000	16,253

4.90%, 05/01/2033	15,000	14,972

		52,359

Distributors–0.20%
Genuine Parts Co.,
6.50%, 11/01/2028	123,000	131,019

4.95%, 08/15/2029	80,000	81,696

6.88%, 11/01/2033	149,000	167,416

		380,131

Diversified Banks–14.24%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026 (b)	1,080,000	1,075,964

Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032 (b)	333,000	366,269

5.20%, 09/30/2035 (b)(c)	425,000	422,333

6.75% (b)(c)(f)	784,000	795,017

Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38% (c)(f)	14,000	15,509

Banco Santander S.A. (Spain), 5.55%, 03/14/2028 (c)	200,000	203,611

Bank of America Corp.,
5.23% (SOFR + 0.83%), 01/24/2029 (d)	4,000	4,007

4.62%, 05/09/2029 (c)	4,000	4,046

5.16%, 01/24/2031 (c)	37,000	38,197

5.41% (SOFR + 1.01%), 01/24/2031 (d)	79,000	79,037

5.43%, 08/15/2035 (c)	142,000	142,982

5.51%, 01/24/2036 (c)	200,000	206,135

5.46%, 05/09/2036 (c)	184,000	189,077

7.75%, 05/14/2038	650,000	782,110

2.68%, 06/19/2041 (c)	6,000	4,327

6.63% (c)(f)	184,000	189,889

Series DD, 6.30% (c)(f)	125,000	125,807

Bank of Montreal (Canada),
7.70%, 05/26/2084 (c)	456,000	476,584

7.30%, 11/26/2084 (c)	250,000	262,589

Bank of New Zealand (New Zealand), 5.70%, 01/28/2035 (b)(c)	256,000	264,283

Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082 (c)	429,000	455,433

8.00%, 01/27/2084 (c)	235,000	250,994

Banque Federative du Credit Mutuel
(France), 4.59%, 10/16/2028 (b)	397,000	400,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Bond Fund

	Principal
	Amount	Value

Diversified Banks–(continued)
Barclays PLC (United Kingdom),
5.37%, 02/25/2031 (c)	$209,000	$215,629

5.86%, 08/11/2046 (c)	200,000	198,811

BNP Paribas S.A. (France),
4.79%, 05/09/2029 (b)(c)	200,000	201,935

5.83% (SOFR + 1.43%), 05/09/2029 (b)(d)	417,000	422,031

5.09%, 05/09/2031 (b)(c)	400,000	406,523

BPCE S.A. (France),
6.29%, 01/14/2036 (b)(c)	250,000	263,192

6.92%, 01/14/2046 (b)(c)	271,000	282,814

CaixaBank S.A. (Spain), 4.89%, 07/03/2031 (b)(c)	200,000	202,407

Citigroup, Inc.,
5.55% (SOFR + 1.14%), 05/07/2028 (d)	8,000	8,057

5.17%, 02/13/2030 (c)	44,000	45,160

4.54%, 09/19/2030 (c)	111,000	111,546

4.95%, 05/07/2031 (c)	266,000	271,088

5.87% (SOFR + 1.46%), 05/07/2031 (d)	7,000	7,117

2.57%, 06/03/2031 (c)	7,000	6,428

6.17%, 05/25/2034 (c)	187,000	197,075

5.83%, 02/13/2035 (c)	160,000	164,549

5.41%, 09/19/2039 (c)	204,000	202,058

5.61%, 03/04/2056 (c)	411,000	401,504

Series AA, 7.63% (c)(f)	206,000	215,981

Series BB, 7.20% (c)(f)	143,000	147,575

Series DD, 7.00% (c)(f)	166,000	174,647

Series W, 4.00% (c)(f)	250,000	248,280

Series Y, 4.15% (c)(f)	95,000	92,959

Comerica, Inc., 5.98%, 01/30/2030 (c)	20,000	20,754

Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029 (b)	200,000	206,958

Credit Agricole S.A. (France), 5.22%, 05/27/2031 (b)(c)	250,000	255,855

Fifth Third Bancorp,
6.34%, 07/27/2029 (c)	7,000	7,390

4.77%, 07/28/2030 (c)	41,000	41,516

4.34%, 04/25/2033 (c)	45,000	43,550

HSBC Holdings PLC (United Kingdom),
5.29%, 11/19/2030 (c)	290,000	299,145

5.13%, 03/03/2031 (c)	200,000	204,938

5.24%, 05/13/2031 (c)	253,000	260,153

5.97% (SOFR + 1.57%), 05/13/2031 (d)	458,000	466,231

7.40%, 11/13/2034 (c)	305,000	343,794

5.79%, 05/13/2036 (c)	282,000	293,503

6.88% (c)(f)	216,000	223,309

7.05% (c)(f)	249,000	257,496

ING Groep N.V. (Netherlands), 5.34%, 03/19/2030 (c)	200,000	206,515

	Principal
	Amount	Value

Diversified Banks–(continued)
JPMorgan Chase & Co.,
5.57%, 04/22/2028 (c)	$4,000	$4,086

4.32%, 04/26/2028 (c)	4,000	4,005

4.92%, 01/24/2029 (c)	2,000	2,036

5.30%, 07/24/2029 (c)	4,000	4,121

5.01%, 01/23/2030 (c)	41,000	42,003

5.58%, 04/22/2030 (c)	51,000	53,257

5.00%, 07/22/2030 (c)	93,000	95,405

4.60%, 10/22/2030 (c)	5,000	5,056

5.14%, 01/24/2031 (c)	83,000	85,558

5.10%, 04/22/2031 (c)	125,000	128,999

4.59%, 04/26/2033 (c)	63,000	62,755

5.72%, 09/14/2033 (c)	167,000	175,381

5.34%, 01/23/2035 (c)	48,000	49,322

5.50%, 01/24/2036 (c)	113,000	116,729

5.57%, 04/22/2036 (c)	106,000	110,246

5.58%, 07/23/2036 (c)	108,000	110,431

5.53%, 11/29/2045 (c)	198,000	198,962

Series W, 5.47% (3 mo. Term SOFR + 1.26%), 05/15/2047 (d)	232,000	206,426

Series NN, 6.88% (c)(f)	121,000	127,446

Series OO, 6.50% (c)(f)	455,000	468,456

KeyBank N.A., 5.85%, 11/15/2027	7,000	7,222

KeyCorp, 2.55%, 10/01/2029	18,000	16,841

Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030 (c)	344,000	355,299

5.16%, 04/24/2031 (c)	206,000	212,561

5.87% (SOFR + 1.48%), 04/24/2031 (d)	200,000	203,848

5.41%, 04/19/2034 (c)	205,000	214,002

5.43%, 04/17/2035 (c)	364,000	375,437

5.57%, 01/16/2036 (c)	287,000	298,716

5.62%, 04/24/2036 (c)	231,000	240,910

8.20% (c)(f)	222,000	242,996

Mizuho Financial Group, Inc. (Japan),
5.38%, 07/10/2030 (c)	200,000	207,260

4.71%, 07/08/2031 (c)	223,000	225,680

5.59%, 07/10/2035 (c)	325,000	338,426

5.32%, 07/08/2036 (c)	395,000	401,356

Morgan Stanley Private Bank N.A.,
4.47%, 07/06/2028 (c)	250,000	251,194

4.73%, 07/18/2031 (c)	250,000	253,590

National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036 (b)(c)	494,000	514,047

National Securities Clearing Corp., 5.10%, 11/21/2027 (b)	8,000	8,178

Nordea Bank Abp (Finland),
4.25%, 08/28/2030 (b)	401,000	401,754

6.30% (b)(c)(f)	200,000	200,477

PNC Financial Services Group, Inc. (The),
5.58%, 06/12/2029 (c)	4,000	4,150

4.63%, 06/06/2033 (c)	7,000	6,891

5.07%, 01/24/2034 (c)	56,000	56,676

5.37%, 07/21/2036 (c)	146,000	148,424

Royal Bank of Canada (Canada), 7.50%, 05/02/2084 (c)	414,000	433,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Bond Fund

	Principal
	Amount	Value

Diversified Banks–(continued)
Standard Chartered PLC (United Kingdom),
6.75%, 02/08/2028 (b)(c)	$109,000	$112,537

5.01%, 10/15/2030 (b)(c)	200,000	203,660

5.24%, 05/13/2031 (b)(c)	200,000	205,154

6.08% (SOFR + 1.68%), 05/13/2031 (b)(d)	200,000	203,979

5.40%, 08/12/2036 (b)(c)	363,000	362,798

Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.20%, 03/07/2029 (b)	206,000	212,657

5.35%, 03/07/2034 (b)	200,000	206,517

Synovus Bank, 5.63%, 02/15/2028	896,000	914,871

Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	4,000	4,089

8.13%, 10/31/2082 (c)	349,000	368,419

U.S. Bancorp, 5.78%, 06/12/2029 (c)	5,000	5,211

Wells Fargo & Co.,
5.71%, 04/22/2028 (c)	4,000	4,092

5.76% (SOFR + 1.37%), 04/23/2029 (d)	142,000	144,268

5.57%, 07/25/2029 (c)	43,000	44,585

5.20%, 01/23/2030 (c)	49,000	50,481

5.15%, 04/23/2031 (c)	225,000	231,797

5.39%, 04/24/2034 (c)	41,000	42,206

5.56%, 07/25/2034 (c)	25,000	25,967

5.50%, 01/23/2035 (c)	85,000	87,748

5.61%, 04/23/2036 (c)	288,000	299,130

5.38%, 11/02/2043	469,000	447,526

6.85% (c)(f)	144,000	151,215

7.63% (c)(f)	111,000	118,828

Series BB, 3.90% (c)(f)	101,000	100,092

Westpac Banking Corp. (Australia),
5.41%, 08/10/2033 (c)	14,000	14,314

5.62%, 11/20/2035 (c)	102,000	103,880

		26,709,940

Diversified Capital Markets–0.58%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042 (b)	305,000	310,545

Credit Suisse Group AG (Switzerland),
4.50% (b)(c)(f)(g)(h)	268,000	16,080

5.25% (b)(c)(f)(g)(h)	248,000	14,880

Sixth Street Lending Partners, 6.13%, 07/15/2030 (b)	2,000	2,063

UBS Group AG (Switzerland),
5.71%, 01/12/2027 (b)(c)	256,000	257,098

4.75%, 05/12/2028 (b)(c)	7,000	7,053

4.38% (b)(c)(f)	258,000	231,967

7.13% (b)(c)(f)	250,000	255,134

		1,094,820

Diversified Financial Services–2.71%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.95%, 03/10/2055 (c)	150,000	157,137

6.50%, 01/31/2056 (c)	280,000	288,739

Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030 (b)	150,000	151,278

Apollo Global Management, Inc.,
6.38%, 11/15/2033	111,000	122,464

5.15%, 08/12/2035	169,000	168,368

	Principal
	Amount	Value

Diversified Financial Services–(continued)
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028 (b)	$88,000	$88,928

6.38%, 05/04/2028 (b)	82,000	85,796

5.75%, 03/01/2029 (b)	4,000	4,144

5.75%, 11/15/2029 (b)	4,000	4,156

5.15%, 01/15/2030 (b)	5,000	5,090

BlackRock Funding, Inc., 4.90%, 01/08/2035	55,000	56,003

Corebridge Financial, Inc.,
6.05%, 09/15/2033	123,000	130,538

5.75%, 01/15/2034	136,000	142,182

Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030 (b)	1,277,000	1,296,602

Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032 (b)	46,000	47,475

GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029 (b)	178,000	184,676

Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027 (b)	135,000	139,074

Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (b)	551,000	535,514

Jackson Financial, Inc., 5.67%, 06/08/2032	11,000	11,404

Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031 (b)	8,000	8,363

6.13%, 11/01/2032 (b)	46,000	46,246

6.75%, 05/01/2033 (b)	186,000	192,321

LPL Holdings, Inc.,
5.70%, 05/20/2027	69,000	70,362

5.20%, 03/15/2030	167,000	170,954

5.15%, 06/15/2030	102,000	104,259

5.65%, 03/15/2035	285,000	288,238

5.75%, 06/15/2035	124,000	125,982

Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029 (b)	2,000	2,105

5.15%, 03/17/2030 (b)	4,000	4,055

6.50%, 03/26/2031 (b)	2,000	2,144

Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029 (b)	133,000	139,905

Wynnton Funding Trust II, 5.99%, 08/15/2055 (b)	312,000	310,464

		5,084,966

Diversified Metals & Mining–0.80%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2030	60,000	62,652

5.25%, 09/08/2033	212,000	218,699

Glencore Funding LLC (Australia),
4.91%, 04/01/2028 (b)	45,000	45,767

5.37%, 04/04/2029 (b)	38,000	39,161

5.19%, 04/01/2030 (b)	78,000	80,212

5.63%, 04/04/2034 (b)	138,000	141,671

5.67%, 04/01/2035 (b)	157,000	160,724

5.89%, 04/04/2054 (b)	54,000	52,890

6.14%, 04/01/2055 (b)	65,000	65,591

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Bond Fund

	Principal
	Amount	Value

Diversified Metals & Mining–(continued)
Rio Tinto Finance (USA) PLC (Australia), 4.88%, 03/14/2030	$94,000	$96,418

5.00%, 03/14/2032	79,000	81,027

5.25%, 03/14/2035	113,000	115,197

5.75%, 03/14/2055	67,000	67,121

5.88%, 03/14/2065	68,000	68,254

Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (South Africa), 5.85%, 05/13/2032 (b)	201,000	206,839

		1,502,223

Diversified REITs–0.10%
CubeSmart L.P., 2.50%, 02/15/2032	6,000	5,233

Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (b)	101,000	97,177

Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 02/15/2028 (b)	65,000	68,438

8.63%, 06/15/2032 (b)	16,000	15,747

		186,595

Diversified Support Services–0.21%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028 (b)	50,000	52,971

5.04%, 03/25/2030 (b)	139,000	141,816

RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028 (b)	138,000	141,420

7.75%, 03/15/2031 (b)	64,000	67,241

		403,448

Drug Retail–0.91%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028 (b)	331,000	336,233

4.88%, 04/21/2033 (b)	302,000	304,947

CVS Pass-Through Trust,
6.04%, 12/10/2028	319,587	326,503

5.77%, 01/10/2033 (b)	722,366	732,522

		1,700,205

Electric Utilities–5.75%
AEP Transmission Co. LLC, 5.38%, 06/15/2035	28,000	28,704

Alabama Power Co.,

5.85%, 11/15/2033	27,000	28,868

5.10%, 04/02/2035	31,000	31,405

American Electric Power Co., Inc., 5.20%, 01/15/2029	43,000	44,369

Arizona Public Service Co., 5.90%, 08/15/2055	172,000	171,625

Baltimore Gas and Electric Co., 5.45%, 06/01/2035	83,000	85,578

Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055 (c)	139,000	141,634

Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028 (b)	46,000	46,805

6.19%, 06/01/2035 (b)	214,000	221,498

CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	88,000	90,183

5.05%, 03/01/2035	60,000	60,320

Series AJ, 4.85%, 10/01/2052	571,000	507,331

	Principal
	Amount	Value

Electric Utilities–(continued)
Chile Electricity Lux MPC II S.a.r.l.
(Chile), 5.58%, 10/20/2035 (b)	$108,503	$109,762

Commonwealth Edison Co., 5.95%, 06/01/2055	409,000	420,811

Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	63,000	58,964

Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	3,000	3,133

6.15%, 11/15/2052	30,000	31,409

5.90%, 11/15/2053	95,000	97,047

Constellation Energy Generation LLC,
6.13%, 01/15/2034	38,000	41,249

6.50%, 10/01/2053	39,000	42,109

5.75%, 03/15/2054	102,000	99,898

Duke Energy Carolinas LLC,
5.25%, 03/15/2035	178,000	183,196

5.35%, 01/15/2053	124,000	117,739

Duke Energy Corp.,
4.85%, 01/05/2029	43,000	43,837

5.00%, 08/15/2052	120,000	104,869

6.45%, 09/01/2054 (c)	93,000	96,522

Duke Energy Indiana LLC,
5.40%, 04/01/2053	84,000	80,054

5.90%, 05/15/2055	48,000	48,942

Electricite de France S.A. (France), 6.38%, 01/13/2055 (b)	202,000	202,978

Enel Finance International N.V. (Italy), 7.05%, 10/14/2025 (b)	212,000	212,554

Entergy Corp., 7.13%, 12/01/2054 (c)	162,000	169,120

Entergy Louisiana LLC,
5.15%, 09/15/2034	83,000	84,056

5.80%, 03/15/2055	98,000	97,667

Entergy Texas, Inc.,
5.25%, 04/15/2035	118,000	120,173

5.55%, 09/15/2054	69,000	65,853

Evergy Metro, Inc.,
4.95%, 04/15/2033	37,000	37,458

5.13%, 08/15/2035	159,000	159,047

Exelon Corp.,
5.13%, 03/15/2031	165,000	170,455

5.60%, 03/15/2053	133,000	126,190

5.88%, 03/15/2055	207,000	205,016

FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (b)	9,000	9,215

FirstEnergy Transmission LLC,
4.55%, 01/15/2030	42,000	42,380

5.00%, 01/15/2035	61,000	60,548

Florida Power & Light Co., 5.80%, 03/15/2065	63,000	63,876

Georgia Power Co., 4.95%, 05/17/2033	67,000	67,847

Kentucky Utilities Co., 5.85%, 08/15/2055	48,000	47,726

Louisville Gas and Electric Co., 5.85%, 08/15/2055	49,000	48,696

MidAmerican Energy Co.,
5.35%, 01/15/2034	25,000	25,997

5.85%, 09/15/2054	61,000	62,713

5.30%, 02/01/2055	460,000	434,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Bond Fund

	Principal
	Amount	Value

Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	$5,000	$5,122

5.00%, 02/07/2031	69,000	71,370

5.80%, 01/15/2033	51,000	54,366

5.00%, 08/15/2034	150,000	151,659

7.13%, 09/15/2053 (c)	457,000	480,963

NextEra Energy Capital Holdings, Inc.,
5.00%, 07/15/2032	26,000	26,445

5.45%, 03/15/2035	219,000	224,004

6.75%, 06/15/2054 (c)	62,000	65,659

6.38%, 08/15/2055 (c)	65,000	67,170

Niagara Mohawk Power Corp.,
4.65%, 10/03/2030 (b)	160,000	160,789

6.00%, 07/03/2055 (b)	174,000	173,229

Northern States Power Co.,
5.05%, 05/15/2035	166,000	167,897

5.65%, 05/15/2055	442,000	439,035

Oglethorpe Power Corp., 5.90%, 02/01/2055	39,000	38,259

Ohio Power Co., 5.65%, 06/01/2034	92,000	95,396

Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	308,000	299,090

Oncor Electric Delivery Co. LLC,
5.65%, 11/15/2033	81,000	85,799

5.80%, 04/01/2055 (b)	173,000	173,213

PacifiCorp,
5.10%, 02/15/2029	49,000	50,217

5.30%, 02/15/2031	46,000	47,768

5.45%, 02/15/2034	115,000	116,965

5.80%, 01/15/2055	90,000	85,213

Pinnacle West Capital Corp.,
4.90%, 05/15/2028	18,000	18,278

5.15%, 05/15/2030	39,000	40,148

PPL Capital Funding, Inc., 5.25%, 09/01/2034	39,000	39,635

PPL Electric Utilities Corp., 5.55%, 08/15/2055	68,000	66,550

PSEG Power LLC, 5.20%, 05/15/2030 (b)	63,000	64,854

Public Service Co. of Colorado, 5.25%, 04/01/2053	64,000	58,301

Public Service Co. of New Hampshire, 5.35%, 10/01/2033	36,000	37,579

San Diego Gas & Electric Co.,
5.35%, 04/01/2053	165,000	154,006

5.55%, 04/15/2054	125,000	119,722

Sierra Pacific Power Co., 5.90%, 03/15/2054	2,000	1,993

Southern Co. (The),
5.70%, 10/15/2032	44,000	46,418

4.85%, 03/15/2035	102,000	100,229

Series B, 4.00%, 01/15/2051 (c)	129,000	128,715

Southwestern Electric Power Co., 5.30%, 04/01/2033	50,000	50,855

Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 (b)	26,000	26,652

Union Electric Co.,
5.20%, 04/01/2034	141,000	144,480

5.25%, 04/15/2035	123,000	125,724

5.13%, 03/15/2055	71,000	64,942

	Principal
	Amount	Value

Electric Utilities–(continued)
Virginia Electric & Power Co., 5.00%, 04/01/2033	$57,000	$57,824

Vistra Operations Co. LLC,
5.63%, 02/15/2027 (b)	134,000	134,138

5.00%, 07/31/2027 (b)	40,000	39,917

4.38%, 05/01/2029 (b)	8,000	7,824

7.75%, 10/15/2031 (b)	243,000	258,335

6.88%, 04/15/2032 (b)	48,000	50,406

6.95%, 10/15/2033 (b)	118,000	130,436

6.00%, 04/15/2034 (b)	68,000	70,918

5.70%, 12/30/2034 (b)	86,000	87,752

Xcel Energy, Inc., 4.75%, 03/21/2028	28,000	28,357

		10,786,154

Electrical Components & Equipment–0.33%
EnerSys,
4.38%, 12/15/2027 (b)	97,000	95,383

6.63%, 01/15/2032 (b)	43,000	44,345

Molex Electronic Technologies LLC,
4.75%, 04/30/2028 (b)	64,000	64,699

5.25%, 04/30/2032 (b)	85,000	86,389

Regal Rexnord Corp.,
6.05%, 04/15/2028	39,000	40,393

6.30%, 02/15/2030	9,000	9,540

6.40%, 04/15/2033	255,000	271,440

		612,189

Electronic Components–0.24%
Amphenol Corp.,
5.00%, 01/15/2035	92,000	92,821

5.38%, 11/15/2054	55,000	53,441

Corning, Inc., 5.45%, 11/15/2079	246,000	223,497

Sensata Technologies, Inc., 3.75%, 02/15/2031 (b)	93,000	85,555

		455,314

Electronic Equipment & Instruments–0.06%
Keysight Technologies, Inc., 5.35%, 07/30/2030	102,000	106,004

Electronic Manufacturing Services–0.08%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030 (b)	137,000	140,874

Jabil, Inc., 3.00%, 01/15/2031	8,000	7,346

		148,220

Environmental & Facilities Services–0.34%
GFL Environmental, Inc.,
4.00%, 08/01/2028 (b)	196,000	191,218

3.50%, 09/01/2028 (b)	96,000	93,044

Republic Services, Inc.,
5.00%, 12/15/2033	90,000	92,187

5.00%, 04/01/2034	2,000	2,036

Rollins, Inc., 5.25%, 02/24/2035	51,000	51,369

Veralto Corp., 5.35%, 09/18/2028	74,000	76,460

Waste Management, Inc., 5.35%, 10/15/2054	138,000	132,347

		638,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Bond Fund

	Principal
	Amount	Value

Financial Exchanges & Data–0.38%
Intercontinental Exchange, Inc.,
4.60%, 03/15/2033	$58,000	$58,117

4.95%, 06/15/2052	108,000	97,364

5.20%, 06/15/2062	138,000	127,098

Moody’s Corp., 5.25%, 07/15/2044	146,000	140,187

MSCI, Inc., 5.25%, 09/01/2035	149,000	147,901

Nasdaq, Inc.,
5.35%, 06/28/2028	15,000	15,483

5.55%, 02/15/2034	51,000	53,208

5.95%, 08/15/2053	19,000	19,387

6.10%, 06/28/2063	46,000	47,244

		705,989

Food Distributors–0.59%
JBS USA Holding Lux S.a.r.l./JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
5.50%, 01/15/2036 (b)	475,000	476,864

6.25%, 03/01/2056 (b)	396,000	390,734

6.38%, 04/15/2066 (b)	183,000	181,088

Sysco Corp., 5.10%, 09/23/2030	56,000	57,768

		1,106,454

Food Retail–0.06%
Kroger Co. (The), 5.65%, 09/15/2064	126,000	118,371

Forest Products–0.06%
Georgia-Pacific LLC,
4.40%, 06/30/2028 (b)	40,000	40,374

4.95%, 06/30/2032 (b)	71,000	72,425

		112,799

Gas Utilities–0.49%
Atmos Energy Corp.,
5.90%, 11/15/2033	48,000	51,718

5.20%, 08/15/2035	172,000	174,402

6.20%, 11/15/2053	43,000	45,884

Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	86,000	88,868

Snam S.p.A. (Italy),
5.75%, 05/28/2035 (b)	214,000	219,861

6.50%, 05/28/2055 (b)	201,000	209,545

Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	35,000	36,876

Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035 (b)	62,000	62,384

Southwest Gas Corp., 5.45%, 03/23/2028	21,000	21,620

		911,158

Gold–0.24%
Boroo Investments Pte. Ltd. (Peru), 9.50%, 08/07/2032 (b)	267,000	255,653

New Gold, Inc. (Canada), 6.88%, 04/01/2032 (b)	190,000	198,189

		453,842

Health Care Distributors–0.38%
Cardinal Health, Inc.,
4.50%, 09/15/2030	44,000	44,097

5.45%, 02/15/2034	46,000	47,266

5.15%, 09/15/2035	43,000	42,719

	Principal
	Amount	Value

Health Care Distributors–(continued)
McKesson Corp.,
4.65%, 05/30/2030	$159,000	$161,793

4.95%, 05/30/2032	142,000	144,874

5.25%, 05/30/2035	276,000	281,416

		722,165

Health Care Equipment–0.19%
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	76,000	77,298

Hologic, Inc., 3.25%, 02/15/2029 (b)	40,000	38,241

Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	6,000	6,147

Stryker Corp.,
4.25%, 09/11/2029	18,000	18,067

4.85%, 02/10/2030	56,000	57,480

5.20%, 02/10/2035	152,000	155,538

		352,771

Health Care Facilities–0.41%
Adventist Health System, 5.76%, 12/01/2034	52,000	52,459

Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	175,000	101,105

Select Medical Corp., 6.25%, 12/01/2032 (b)	87,000	87,580

Tenet Healthcare Corp.,
4.25%, 06/01/2029	67,000	65,274

6.75%, 05/15/2031	75,000	78,003

Universal Health Services, Inc.,
4.63%, 10/15/2029	45,000	44,934

5.05%, 10/15/2034	166,000	160,126

UPMC,
5.04%, 05/15/2033	130,000	131,770

5.38%, 05/15/2043	51,000	48,858

		770,109

Health Care REITs–0.30%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	34,000	33,732

5.63%, 05/15/2054	194,000	182,362

Diversified Healthcare Trust, 0.00%, 01/15/2026 (b)(i)	98,000	96,440

Healthpeak OP LLC, 5.38%, 02/15/2035	60,000	60,692

MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032 (b)	18,000	18,886

Omega Healthcare Investors, Inc.,
5.20%, 07/01/2030	156,000	158,320

3.25%, 04/15/2033	12,000	10,450

		560,882

Health Care Services–1.55%
CommonSpirit Health,
5.32%, 12/01/2034	197,000	199,158

5.55%, 12/01/2054	71,000	67,283

Community Health Systems, Inc.,
5.25%, 05/15/2030 (b)	63,000	56,528

4.75%, 02/15/2031 (b)	42,000	35,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Bond Fund

	Principal
	Amount	Value

Health Care Services–(continued)
CVS Health Corp.,
5.00%, 01/30/2029	$64,000	$65,239

5.25%, 01/30/2031	9,000	9,259

5.45%, 09/15/2035	175,000	175,460

6.75%, 12/10/2054 (c)	184,000	186,982

7.00%, 03/10/2055 (c)	661,000	689,825

6.20%, 09/15/2055	166,000	163,505

6.25%, 09/15/2065	261,000	255,370

DaVita, Inc.,
6.88%, 09/01/2032 (b)	43,000	44,518

6.75%, 07/15/2033 (b)	50,000	51,860

HCA, Inc.,
5.45%, 09/15/2034	16,000	16,211

5.75%, 03/01/2035	142,000	146,140

5.90%, 06/01/2053	138,000	131,947

6.20%, 03/01/2055	64,000	63,600

Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	204,247

5.85%, 05/08/2029	210,000	219,697

Piedmont Healthcare, Inc., 2.86%, 01/01/2052	93,000	57,452

Quest Diagnostics, Inc., 6.40%, 11/30/2033	67,000	73,855

		2,913,976

Health Care Supplies–0.57%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055 (c)	314,000	320,404

Medline Borrower L.P.,
3.88%, 04/01/2029 (b)	50,000	48,044

5.25%, 10/01/2029 (b)	96,000	95,131

Solventum Corp.,
5.40%, 03/01/2029	85,000	88,645

5.60%, 03/23/2034	194,000	201,564

5.90%, 04/30/2054	173,000	173,363

6.00%, 05/15/2064	140,000	139,766

		1,066,917

Home Improvement Retail–0.01%
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	8,000	7,644

5.80%, 09/15/2062	7,000	6,743

5.85%, 04/01/2063	7,000	6,790

		21,177

Homebuilding–0.17%
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030 (b)	93,000	92,796

Toll Brothers Finance Corp., 5.60%, 06/15/2035	226,000	229,594

		322,390

Hotel & Resort REITs–0.26%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	151,000	154,207

5.75%, 07/15/2034	33,000	34,147

4.95%, 01/15/2035	81,000	79,256

RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033 (b)	93,000	96,122

RLJ Lodging Trust L.P., 4.00%, 09/15/2029 (b)	101,000	94,851

	Principal
	Amount	Value

Hotel & Resort REITs–(continued)
Service Properties Trust, 8.88%, 06/15/2032	$27,000	$27,882

		486,465

Hotels, Resorts & Cruise Lines–0.51%
Carnival Corp.,
5.88%, 06/15/2031 (b)	85,000	87,190

5.75%, 08/01/2032 (b)	239,000	243,242

6.13%, 02/15/2033 (b)	116,000	119,193

Expedia Group, Inc., 5.40%, 02/15/2035	119,000	120,978

Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029 (b)	12,000	12,228

6.13%, 04/01/2032 (b)	7,000	7,194

5.88%, 03/15/2033 (b)	181,000	184,830

5.75%, 09/15/2033 (b)	41,000	41,364

Marriott International, Inc., 5.30%, 05/15/2034	55,000	55,827

Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032 (b)	41,000	42,341

6.00%, 02/01/2033 (b)	37,000	37,984

		952,371

Household Appliances–0.06%
Whirlpool Corp.,
4.75%, 02/26/2029	95,000	93,864

6.13%, 06/15/2030	6,000	6,071

6.50%, 06/15/2033	10,000	10,079

		110,014

Housewares & Specialties–0.09%
Newell Brands, Inc.,
6.38%, 09/15/2027	15,000	15,213

6.63%, 09/15/2029	46,000	46,310

6.38%, 05/15/2030	101,000	99,861

		161,384

Independent Power Producers & Energy Traders–0.47%
AES Corp. (The), 5.80%, 03/15/2032	236,000	242,941

Calpine Corp., 5.13%, 03/15/2028 (b)	140,000	139,985

FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041 (b)	212,959	219,024

Vistra Corp.,
7.00% (b)(c)(f)	92,000	93,377

8.00% (b)(c)(f)	44,000	44,942

Series C, 8.88% (b)(c)(f)	124,000	135,195

		875,464

Industrial Conglomerates–0.32%
Honeywell International, Inc.,
4.95%, 09/01/2031	106,000	109,367

5.00%, 02/15/2033	61,000	62,245

Siemens Funding B.V. (Germany),
4.60%, 05/28/2030 (b)	200,000	203,606

5.20%, 05/28/2035 (b)	210,000	216,278

		591,496

Industrial Machinery & Supplies & Components–0.31%
Enpro, Inc., 6.13%, 06/01/2033 (b)	213,000	217,881

ESAB Corp., 6.25%, 04/15/2029 (b)	136,000	140,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Bond Fund

	Principal
	Amount	Value

Industrial Machinery & Supplies & Components–(continued)
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	$47,000	$47,827

5.40%, 08/14/2028	9,000	9,313

Nordson Corp.,
5.60%, 09/15/2028	15,000	15,561

5.80%, 09/15/2033	54,000	57,381

nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	6,000	6,177

Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (b)	97,000	94,482

		588,629

Industrial REITs–0.01%
LXP Industrial Trust, 6.75%, 11/15/2028	17,000	18,099

Insurance Brokers–0.42%
Alliant Holdings Intermediate LLC, 7.00%, 01/15/2031 (b)	137,000	141,803

Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	28,000	29,033

Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	15,000	15,299

5.00%, 02/15/2032	20,000	20,378

5.15%, 02/15/2035	57,000	57,193

5.55%, 02/15/2055	97,000	91,503

HUB International Ltd., 7.25%, 06/15/2030 (b)	133,000	139,202

Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	110,000	114,602

6.25%, 11/01/2052	34,000	36,182

5.45%, 03/15/2053	35,000	33,583

5.70%, 09/15/2053	109,000	108,204

		786,982

Integrated Oil & Gas–1.53%
BP Capital Markets PLC, 6.13% (c)(f)	297,000	303,545

Ecopetrol S.A. (Colombia),
8.88%, 01/13/2033	417,000	443,834

8.38%, 01/19/2036	84,000	85,149

Eni S.p.A. (Italy), 5.50%, 05/15/2034 (b)	217,000	221,410

Occidental Petroleum Corp.,
5.20%, 08/01/2029	18,000	18,243

5.38%, 01/01/2032	17,000	17,110

6.20%, 03/15/2040	227,000	224,338

4.63%, 06/15/2045	95,000	72,736

4.10%, 02/15/2047	129,000	90,851

Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	186,000	197,513

6.63%, 06/15/2035	320,000	291,328

Saudi Arabian Oil Co. (Saudi Arabia),
4.75%, 06/02/2030 (b)	250,000	254,239

5.38%, 06/02/2035 (b)	298,000	306,175

6.38%, 06/02/2055 (b)	340,000	350,093

		2,876,564

Integrated Telecommunication Services–2.69%
AT&T, Inc.,
5.40%, 02/15/2034	104,000	107,249

3.55%, 09/15/2055	1,563,000	1,040,315

6.05%, 08/15/2056	272,000	273,724

	Principal
	Amount	Value

Integrated Telecommunication Services–(continued)
Bell Canada (Canada),
6.88%, 09/15/2055 (c)	$68,000	$69,619

7.00%, 09/15/2055 (c)	80,000	82,023

British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081 (b)(c)	270,000	267,839

FIBERCOP S.p.A. (Italy), 6.00%, 09/30/2034 (b)	200,000	190,261

Level 3 Financing, Inc.,
6.88%, 06/30/2033 (b)	105,000	106,045

7.00%, 03/31/2034 (b)	52,500	52,903

Maya S.A.S. (France), 7.00%, 10/15/2028 (b)	200,000	203,670

NTT Finance Corp. (Japan), 5.50%, 07/16/2035 (b)	212,000	217,294

Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	93,000	96,505

7.72%, 06/04/2038	88,000	96,186

Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	376,000	418,854

TELUS Corp. (Canada),
6.63%, 10/15/2055 (c)	26,000	26,458

7.00%, 10/15/2055 (c)	27,000	27,774

Verizon Communications, Inc.,
4.50%, 08/10/2033	1,226,000	1,199,763

5.25%, 04/02/2035	278,000	280,747

3.40%, 03/22/2041	19,000	14,730

3.00%, 11/20/2060	108,000	63,039

3.70%, 03/22/2061	60,000	41,161

Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029 (b)	152,000	161,924

		5,038,083

Interactive Media & Services–1.34%
Alphabet, Inc., 5.30%, 05/15/2065	115,000	110,701

Baidu, Inc. (China), 1.72%, 04/09/2026	210,000	206,864

Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031 (b)	331,000	337,235

Match Group Holdings II LLC,
3.63%, 10/01/2031 (b)	5,000	4,516

6.13%, 09/15/2033 (b)	173,000	175,019

Meta Platforms, Inc.,
4.55%, 08/15/2031	32,000	32,634

4.75%, 08/15/2034	93,000	93,509

4.45%, 08/15/2052	200,000	166,761

5.40%, 08/15/2054	128,000	122,887

4.65%, 08/15/2062	161,000	134,249

5.75%, 05/15/2063	155,000	154,640

5.55%, 08/15/2064	209,000	202,414

WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032	127,000	109,680

5.05%, 03/15/2042	958,000	646,233

5.14%, 03/15/2052	30,000	18,707

		2,516,049

Internet Services & Infrastructure–0.12%
CoreWeave, Inc.,
9.25%, 06/01/2030 (b)	172,000	172,798

9.00%, 02/01/2031 (b)	52,000	51,545

		224,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Bond Fund

	Principal
	Amount	Value

Investment Banking & Brokerage–2.56%
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029	$5,000	$5,178

Boost Newco Borrower LLC, 7.50%, 01/15/2031 (b)	200,000	212,313

Brookfield Finance, Inc. (Canada), 5.33%, 01/15/2036	500,000	497,220

Charles Schwab Corp. (The), Series K, 5.00% (c)(f)	89,000	88,572

Goldman Sachs Group, Inc. (The),
5.17% (SOFR + 0.81%), 03/09/2027 (d)	8,000	8,013

5.68% (SOFR + 1.29%), 04/23/2028 (d)	114,000	115,129

5.73%, 04/25/2030 (c)	51,000	53,428

5.05%, 07/23/2030 (c)	78,000	79,874

4.69%, 10/23/2030 (c)	61,000	61,687

5.21%, 01/28/2031 (c)	94,000	96,891

5.22%, 04/23/2031 (c)	226,000	233,399

5.85%, 04/25/2035 (c)	83,000	87,556

5.33%, 07/23/2035 (c)	89,000	90,553

5.54%, 01/28/2036 (c)	268,000	276,461

4.80%, 07/08/2044	13,000	11,704

5.73%, 01/28/2056 (c)	315,000	314,260

Series T, 3.80% (c)(f)	13,000	12,770

Series W, 7.50% (c)(f)	303,000	322,050

Series X, 7.50% (c)(f)	254,000	267,268

Jefferies Financial Group, Inc., 4.15%, 01/23/2030	25,000	24,688

Morgan Stanley,
5.12%, 02/01/2029 (c)	26,000	26,558

4.99%, 04/12/2029 (c)	61,000	62,141

5.16%, 04/20/2029 (c)	106,000	108,388

5.45%, 07/20/2029 (c)	23,000	23,749

6.41%, 11/01/2029 (c)	50,000	53,161

5.17%, 01/16/2030 (c)	24,000	24,675

5.04%, 07/19/2030 (c)	57,000	58,406

4.65%, 10/18/2030 (c)	89,000	89,885

5.19%, 04/17/2031 (c)	183,000	188,688

5.25%, 04/21/2034 (c)	145,000	148,081

5.42%, 07/21/2034 (c)	76,000	78,491

5.47%, 01/18/2035 (c)	72,000	74,269

5.83%, 04/19/2035 (c)	74,000	78,130

5.32%, 07/19/2035 (c)	123,000	125,392

5.59%, 01/18/2036 (c)	133,000	137,567

5.66%, 04/17/2036 (c)	151,000	157,236

5.95%, 01/19/2038 (c)	47,000	48,853

Nomura Holdings, Inc. (Japan), 4.90%, 07/01/2030	244,000	247,595

5.49%, 06/29/2035	200,000	204,347

		4,794,626

IT Consulting & Other Services–0.27%
International Business Machines Corp.,
4.80%, 02/10/2030	422,000	432,667

5.70%, 02/10/2055	71,000	69,788

		502,455

Leisure Facilities–0.07%
Vail Resorts, Inc., 5.63%, 07/15/2030 (b)	126,000	127,758

	Principal
	Amount	Value

Leisure Products–0.02%
Brunswick Corp., 5.85%, 03/18/2029	$33,000	$34,227

Life & Health Insurance–3.92%
200 Park Funding Trust, 5.74%, 02/15/2055 (b)	220,000	215,771

AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034 (b)	200,000	207,464

4.95%, 03/30/2035 (b)	210,000	211,121

5.40%, 09/30/2054 (b)	200,000	191,632

American National Global Funding, 5.55%, 01/28/2030 (b)	44,000	45,372

American National Group, Inc.,
5.00%, 06/15/2027	45,000	45,381

6.00%, 07/15/2035	313,000	316,604

7.00%, 12/01/2055 (c)	190,000	194,891

Athene Global Funding, 5.58%, 01/09/2029 (b)	80,000	82,828

Athene Holding Ltd.,
6.15%, 04/03/2030	8,000	8,545

6.25%, 04/01/2054	94,000	92,919

6.63%, 05/19/2055	204,000	209,352

Belrose Funding Trust II, 6.79%, 05/15/2055 (b)	332,000	344,457

Corebridge Global Funding,
5.67% (SOFR + 1.30%), 09/25/2026 (b)(d)	132,000	133,013

5.90%, 09/19/2028 (b)	41,000	42,919

5.20%, 01/12/2029 (b)	72,000	74,080

5.20%, 06/24/2029 (b)	70,000	72,138

Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20% (b)(c)(f)	211,000	219,301

Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026 (b)	1,080,000	1,056,140

GA Global Funding Trust, 5.50%, 01/08/2029 (b)	152,000	157,072

High Street Funding Trust III, 5.81%, 02/15/2055 (b)	108,000	103,755

Jackson National Life Global Funding, 4.70%, 06/05/2028 (b)	150,000	151,843

Lincoln Financial Global Funding, 4.63%, 08/18/2030 (b)	91,000	91,662

MAG Mutual Holding Co., 4.75%, 04/30/2041 (b)(h)	1,039,000	938,217

MassMutual Global Funding II, 4.55%, 05/07/2030 (b)	238,000	240,967

MetLife, Inc.,
5.00%, 07/15/2052	36,000	32,489

5.25%, 01/15/2054	212,000	199,360

Series G, 6.35%, 03/15/2055 (c)	210,000	219,001

New York Life Global Funding, 4.55%, 01/28/2033 (b)	133,000	131,493

Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054 (b)(c)	281,000	291,406

6.50%, 04/30/2055 (b)(c)	200,000	213,499

Pacific Life Global Funding II, 5.03% (SOFR + 0.62%), 06/04/2026 (b)(d)	30,000	30,092

Pricoa Global Funding I, 4.65%, 08/27/2031 (b)	150,000	151,608

Prudential Financial, Inc., 5.20%, 03/14/2035	304,000	309,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Bond Fund

	Principal
	Amount	Value

Life & Health Insurance–(continued)
Sammons Financial Group, Inc., 4.75%, 04/08/2032 (b)	$6,000	$5,816

Wynnton Funding Trust, 5.25%, 08/15/2035 (b)	325,000	325,500

		7,357,217

Managed Health Care–0.21%
Humana, Inc., 5.75%, 12/01/2028	22,000	22,942

UnitedHealth Group, Inc.,
4.25%, 01/15/2029	23,000	23,098

5.30%, 02/15/2030	100,000	104,093

5.35%, 02/15/2033	168,000	173,841

4.50%, 04/15/2033	15,000	14,707

5.63%, 07/15/2054	57,000	54,299

		392,980

Marine Transportation–0.05%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033 (b)	83,000	87,804

NCL Corp. Ltd., 6.75%, 02/01/2032 (b)	3,000	3,096

Stena International S.A. (Sweden), 7.63%, 02/15/2031 (b)	9,000	9,293

		100,193

Metal, Glass & Plastic Containers–0.48%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027 (b)	200,000	200,166

Ball Corp., 5.50%, 09/15/2033	382,000	386,852

Crown Americas LLC, 5.88%, 06/01/2033 (b)	36,000	36,447

LABL, Inc., 8.63%, 10/01/2031 (b)	11,000	8,131

Smurfit Kappa Treasury Unlimited Co.
(Ireland), 5.20%, 01/15/2030	139,000	144,029

5.44%, 04/03/2034	128,000	131,486

		907,111

Movies & Entertainment–0.11%
Netflix, Inc., 5.40%, 08/15/2054	23,000	22,435

Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030 (b)	103,000	94,495

WMG Acquisition Corp., 3.75%, 12/01/2029 (b)	95,000	90,221

		207,151

Multi-Family Residential REITs–0.20%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033	26,000	26,476

5.30%, 12/07/2033	111,000	114,767

ERP Operating L.P., 4.95%, 06/15/2032	68,000	69,491

Mid-America Apartments L.P., 5.30%, 02/15/2032	116,000	120,865

UDR, Inc., 5.13%, 09/01/2034	36,000	36,171

		367,770

Multi-line Insurance–0.31%
Acrisure LLC, 7.50%, 11/06/2030 (b)	136,000	141,033

Allianz SE (Germany), 3.50% (b)(c)(f)	400,000	397,383

	Principal
	Amount	Value

Multi-line Insurance–(continued)
American International Group, Inc., 4.85%, 05/07/2030	$46,000	$47,095

		585,511

Multi-Utilities–1.26%
Ameren Illinois Co., 4.95%, 06/01/2033	62,000	63,172

Black Hills Corp., 6.15%, 05/15/2034	168,000	178,316

CenterPoint Energy, Inc., 6.70%, 05/15/2055 (c)	90,000	92,392

CMS Energy Corp., 6.50%, 06/01/2055 (c)	90,000	92,029

Dominion Energy, Inc.,
5.38%, 11/15/2032	136,000	140,463

6.00%, 02/15/2056 (c)	89,000	89,904

DTE Electric Co.,
5.20%, 03/01/2034	60,000	61,831

5.85%, 05/15/2055	37,000	37,884

DTE Energy Co.,
4.95%, 07/01/2027	28,000	28,391

5.85%, 06/01/2034	33,000	34,686

ENGIE S.A. (France),
5.25%, 04/10/2029 (b)	205,000	211,101

5.63%, 04/10/2034 (b)	200,000	207,563

5.88%, 04/10/2054 (b)	205,000	207,370

NiSource, Inc.,
5.25%, 03/30/2028	8,000	8,222

5.35%, 04/01/2034	103,000	105,433

5.85%, 04/01/2055	87,000	85,654

Public Service Enterprise Group, Inc., 6.13%, 10/15/2033	119,000	127,795

Sempra,
6.88%, 10/01/2054 (c)	137,000	139,363

6.55%, 04/01/2055 (c)	167,000	164,886

6.63%, 04/01/2055 (c)	112,000	112,591

6.38%, 04/01/2056 (c)	134,000	135,143

WEC Energy Group, Inc., 4.75%, 01/15/2028	32,000	32,509

		2,356,698

Office REITs–0.10%
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028	45,000	47,886

8.88%, 04/12/2029	26,000	28,287

Cousins Properties L.P.,
5.38%, 02/15/2032	28,000	28,601

5.88%, 10/01/2034	89,000	92,095

		196,869

Oil & Gas Drilling–0.08%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (b)	92,000	91,826

Transocean, Inc., 8.75%, 02/15/2030 (b)	51,000	54,025

		145,851

Oil & Gas Equipment & Services–0.05%
Tidewater, Inc., 9.13%, 07/15/2030 (b)	94,000	100,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Bond Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–0.84%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029 (b)	$101,000	$105,421

Caturus Energy LLC, 8.50%, 02/15/2030 (b)	90,000	93,452

Comstock Resources, Inc., 6.75%, 03/01/2029 (b)	92,000	90,774

ConocoPhillips Co., 5.70%, 09/15/2063	51,000	48,569

Diamondback Energy, Inc.,
5.15%, 01/30/2030	42,000	43,162

5.90%, 04/18/2064	52,000	48,178

EOG Resources, Inc.,
4.40%, 07/15/2028	46,000	46,459

5.35%, 01/15/2036	125,000	126,941

5.95%, 07/15/2055	84,000	84,817

Expand Energy Corp., 5.38%, 03/15/2030	23,000	23,246

Hilcorp Energy I L.P./Hilcorp Finance Co.,
8.38%, 11/01/2033 (b)	90,000	94,049

6.88%, 05/15/2034 (b)	10,000	9,605

7.25%, 02/15/2035 (b)	15,000	14,646

Transocean Titan Financing Ltd., 8.38%, 02/01/2028 (b)	46,143	47,444

Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028 (b)	278,000	263,527

Var Energi ASA (Norway),
5.88%, 05/22/2030 (b)	200,000	207,495

6.50%, 05/22/2035 (b)	200,000	209,565

Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	19,000	19,644

		1,576,994

Oil & Gas Refining & Marketing–0.46%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034 (b)	210,000	217,458

Phillips 66 Co., 5.30%, 06/30/2033	106,000	108,437

Raizen Fuels Finance S.A. (Brazil),
6.70%, 02/25/2037 (b)	200,000	191,841

6.95%, 03/05/2054 (b)	225,000	207,886

Sunoco L.P., 6.25%, 07/01/2033 (b)	139,000	142,148

		867,770

Oil & Gas Storage & Transportation–4.30%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032 (b)	119,000	123,144

Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054 (b)	129,000	119,293

Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033 (b)	95,000	95,132

Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	55,000	52,573

El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	31,000	36,964

Enbridge, Inc. (Canada),
5.70%, 03/08/2033	99,000	103,315

7.63%, 01/15/2083 (c)	117,000	125,186

Series NC5, 8.25%, 01/15/2084 (c)	117,000	124,918

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
5.55%, 02/15/2028	$8,000	$8,236

6.40%, 12/01/2030	8,000	8,659

5.55%, 05/15/2034	86,000	87,373

5.00%, 05/15/2050	111,000	92,230

5.95%, 05/15/2054	130,000	121,901

8.00%, 05/15/2054 (c)	148,000	157,773

6.05%, 09/01/2054	172,000	163,784

7.13%, 10/01/2054 (c)	450,000	465,198

6.50%, 02/15/2056 (c)	403,000	401,381

6.75%, 02/15/2056 (c)	334,000	333,198

Enterprise Products Operating LLC,
5.35%, 01/31/2033	7,000	7,262

5.20%, 01/15/2036	151,000	152,462

4.20%, 01/31/2050	112,000	88,183

Series D, 6.88%, 03/01/2033	32,000	36,039

7.43% (3 mo. Term SOFR + 3.25%), 08/16/2077 (d)	121,000	120,973

Excelerate Energy L.P., 8.00%, 05/15/2030 (b)	90,000	95,896

Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035 (b)	274,000	282,535

Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	74,000	76,857

8.00%, 05/15/2033	63,000	65,849

Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033 (b)	95,000	97,308

GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036 (b)	205,000	212,584

6.13%, 02/23/2038 (b)	200,000	211,494

6.51%, 02/23/2042 (b)	200,000	213,437

6.10%, 08/23/2042 (b)	200,000	206,812

Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035 (b)	220,000	222,696

Kinder Morgan, Inc.,
5.15%, 06/01/2030	36,000	37,033

7.80%, 08/01/2031	42,000	48,656

5.20%, 06/01/2033	7,000	7,084

5.85%, 06/01/2035	48,000	49,893

MPLX L.P.,
4.80%, 02/15/2029	43,000	43,574

4.80%, 02/15/2031	184,000	184,194

5.40%, 09/15/2035	303,000	299,244

4.70%, 04/15/2048	123,000	99,858

5.50%, 02/15/2049	169,000	152,283

4.95%, 03/14/2052	155,000	127,820

5.65%, 03/01/2053	18,000	16,353

6.20%, 09/15/2055	132,000	128,402

NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032 (b)	25,000	25,445

Northern Natural Gas Co.,
3.40%, 10/16/2051 (b)	20,000	13,212

5.63%, 02/01/2054 (b)	34,000	32,206

ONEOK Partners L.P., 6.85%, 10/15/2037	125,000	136,376

ONEOK, Inc., 6.63%, 09/01/2053	179,000	183,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Bond Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation-(continued)
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	$6,000	$5,783

Prairie Acquiror L.P., 9.00%, 08/01/2029 (b)	90,000	93,908

South Bow Canadian infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055 (c)	100,000	104,582

7.63%, 03/01/2055 (c)	177,000	184,334

South Bow USA Infrastructure Holdings LLC (Canada),
5.58%, 10/01/2034	40,000	39,697

6.18%, 10/01/2054	98,000	93,136

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (b)	125,000	128,872

Targa Resources Corp., 5.50%, 02/15/2035	2,000	2,018

Venture Global LNG, Inc.,
9.50%, 02/01/2029 (b)	29,000	31,901

9.88%, 02/01/2032 (b)	153,000	166,694

9.00% (b)(c)(f)	93,000	92,412

Venture Global Plaquemines LNG LLC,
7.50%, 05/01/2033 (b)	11,000	12,072

6.50%, 01/15/2034 (b)	253,000	264,282

7.75%, 05/01/2035 (b)	19,000	21,167

6.75%, 01/15/2036 (b)	138,000	144,910

Western Midstream Operating L.P.,
6.15%, 04/01/2033	76,000	79,438

5.45%, 11/15/2034	40,000	39,531

Williams Cos., Inc. (The),
5.30%, 08/15/2028	88,000	90,816

4.80%, 11/15/2029	42,000	42,766

4.65%, 08/15/2032	10,000	9,879

5.65%, 03/15/2033	6,000	6,249

5.80%, 11/15/2054	56,000	54,320

6.00%, 03/15/2055	58,000	57,749

		8,062,749

Other Specialized REITs-0.16%
Iron Mountain, Inc.,
7.00%, 02/15/2029 (b)	100,000	103,071

4.50%, 02/15/2031 (b)	99,000	94,244

6.25%, 01/15/2033 (b)	93,000	95,224

		292,539

Other Specialty Retail-0.08%
Bath & Body Works, Inc., 6.63%, 10/01/2030 (b)	91,000	93,512

SGUS LLC, 11.00%, 12/15/2029 (b)	23,360	20,767

Tractor Supply Co., 5.25%, 05/15/2033	31,000	31,814

		146,093

Packaged Foods & Meats-0.76%
Campbell’s Co. (The),
5.20%, 03/21/2029	2,000	2,055

5.25%, 10/13/2054	73,000	65,797

J.M. Smucker Co. (The), 6.20%, 11/15/2033	52,000	55,950

Lamb Weston Holdings, Inc., 4.38%, 01/31/2032 (b)	102,000	96,016

	Principal
	Amount	Value

Packaged Foods & Meats-(continued)
Mars, Inc.,
4.80%, 03/01/2030 (b)	$78,000	$79,514

5.00%, 03/01/2032 (b)	70,000	71,493

5.20%, 03/01/2035 (b)	251,000	253,484

5.65%, 05/01/2045 (b)	51,000	50,317

5.70%, 05/01/2055 (b)	560,000	546,729

5.80%, 05/01/2065 (b)	138,000	135,544

McCormick & Co., Inc., 4.70%, 10/15/2034	68,000	66,074

		1,422,973

Paper & Plastic Packaging Products & Materials-0.06%
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030 (b)	14,000	14,234

Graphic Packaging International LLC, 6.38%, 07/15/2032 (b)	9,000	9,155

Sealed Air Corp.,
5.00%, 04/15/2029 (b)	48,000	47,647

6.88%, 07/15/2033 (b)	44,000	47,560

		118,596

Paper Products-0.00%
Magnera Corp., 7.25%, 11/15/2031 (b)	5,000	4,736

Passenger Airlines-0.92%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	49,640	47,652

Series 2021-1, Class A, 2.88%, 07/11/2034	105,730	95,380

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (b)	285,000	286,751

AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029 (b)	42,000	42,094

5.31%, 10/20/2031 (b)	53,000	53,108

British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035 (b)	78,134	71,427

CHC Group LLC, 11.75%, 09/01/2030 (b)	46,000	45,836

Delta Air Lines, Inc.,
4.95%, 07/10/2028	218,000	220,816

5.25%, 07/10/2030	69,000	70,410

Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025 (b)	7,160	7,151

4.75%, 10/20/2028 (b)	120,417	121,128

United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	20,743	20,592

Series 2020-1, Class A, 5.88%, 10/15/2027	49,416	50,627

Series 2018-1, Class AA, 3.50%, 03/01/2030	67,349	64,521

Series 2019-1, Class A, 4.55%, 08/25/2031	113,153	107,316

Series 2019-1, Class AA, 4.15%, 08/25/2031	172,573	167,318

Series 24-A, 5.88%, 02/15/2037	131,311	133,867

Series AA, 5.45%, 02/15/2037	122,621	126,077

		1,732,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Bond Fund

	Principal
	Amount	Value

Passenger Ground Transportation-0.05%
Uber Technologies, Inc., 5.35%, 09/15/2054	$101,000	$94,896

Personal Care Products-0.24%
Kenvue, Inc.,
4.90%, 03/22/2033	130,000	132,114

5.10%, 03/22/2043	56,000	53,905

5.20%, 03/22/2063	57,000	51,955

Opal Bidco SAS (France), 6.50%, 03/31/2032 (Acquired 03/31/2025; Cost $200,000) (b)(j)	200,000	203,650

		441,624

Pharmaceuticals-1.50%
1261229 BC Ltd., 10.00%, 04/15/2032 (b)	65,000	67,544

Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (b)	105,000	108,167

AstraZeneca Finance LLC (United Kingdom), 4.90%, 02/26/2031	79,000	81,748

Bausch Health Cos., Inc., 11.00%, 09/30/2028 (b)	27,000	28,342

Bristol-Myers Squibb Co.,
5.90%, 11/15/2033	4,000	4,310

6.25%, 11/15/2053	2,000	2,121

6.40%, 11/15/2063	3,000	3,212

Eli Lilly and Co.,
5.00%, 02/09/2054	2,000	1,834

5.55%, 10/15/2055	60,000	59,575

5.10%, 02/09/2064	117,000	106,663

5.20%, 08/14/2064	47,000	43,561

5.65%, 10/15/2065	53,000	52,598

EMD Finance LLC (Germany),
4.13%, 08/15/2028 (b)	151,000	151,040

4.38%, 10/15/2030 (b)	313,000	312,719

4.63%, 10/15/2032 (b)	150,000	149,011

5.00%, 10/15/2035 (b)	150,000	148,555

Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (b)	86,000	91,664

HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029 (b)	12,000	10,567

Merck & Co., Inc., 5.15%, 05/17/2063	33,000	30,045

Novartis Capital Corp.,
4.20%, 09/18/2034	117,000	113,398

4.70%, 09/18/2054	92,000	81,257

Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	6,000	6,014

Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	411,000	413,048

5.90%, 07/07/2055	226,000	225,103

Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	300,000	306,583

Teva Pharmaceuticals Finance Netherlands B.V. (Israel), 6.00%, 12/01/2032	214,000	220,217

		2,818,896

Property & Casualty Insurance-0.42%
CNA Financial Corp., 5.20%, 08/15/2035	331,000	327,873

	Principal
	Amount	Value

Property & Casualty Insurance-(continued)
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	$195,000	$192,657

Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	92,000	92,079

Travelers Cos., Inc. (The),
5.05%, 07/24/2035	43,000	43,304

5.45%, 05/25/2053	49,000	47,658

5.70%, 07/24/2055	76,000	76,202

		779,773

Rail Transportation-0.47%
Burlington Northern Santa Fe LLC,
5.20%, 04/15/2054	160,000	149,452

5.80%, 03/15/2056	333,000	338,193

Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	103,000	104,998

Norfolk Southern Corp.,
5.55%, 03/15/2034	3,000	3,151

5.95%, 03/15/2064	3,000	3,062

TTX Co., 5.05%, 11/15/2034 (b)	277,000	282,410

Union Pacific Corp., 5.15%, 01/20/2063	8,000	7,254

		888,520

Real Estate Development-0.26%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031 (b)	85,000	91,206

Essential Properties L.P., 5.40%, 12/01/2035	46,000	45,414

Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (b)	84,000	89,007

Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	175,000	194,587

6.88%, 07/15/2029	70,000	74,109

		494,323

Regional Banks-0.43%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	7,000	6,622

5.64%, 05/21/2037 (c)	115,000	115,567

Huntington Bancshares, Inc., 4.44%, 08/04/2028 (c)	18,000	18,058

Regions Financial Corp., 5.72%, 06/06/2030 (c)	58,000	60,392

Synovus Financial Corp., 6.17%, 11/01/2030 (c)	33,000	34,339

Truist Financial Corp., Series P, 4.95% (c)(f)	45,000	44,903

Zions Bancorp. N.A., 4.70%, 08/18/2028 (c)	259,000	260,025

Zions Bancorporation N.A., 6.82%, 11/19/2035 (c)	253,000	265,210

		805,116

Reinsurance-0.60%
Fortitude Group Holdings LLC, 6.25%, 04/01/2030 (b)	47,000	48,880

Global Atlantic (Fin) Co.,
4.40%, 10/15/2029 (b)	181,000	178,431

3.13%, 06/15/2031 (b)	9,000	8,136

4.70%, 10/15/2051 (b)(c)	98,000	96,446

6.75%, 03/15/2054 (b)	201,000	205,591

7.95%, 10/15/2054 (b)(c)	117,000	123,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Bond Fund

	Principal
	Amount	Value

Reinsurance-(continued)
RGA Global Funding, 5.00%, 08/25/2032 (b)	$459,000	$461,094

		1,121,989

Renewable Electricity-0.09%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032 (b)	131,000	132,949

Idaho Power Co., 5.20%, 08/15/2034	32,000	32,867

		165,816

Research & Consulting Services-0.20%
CACI International, Inc., 6.38%, 06/15/2033 (b)	6,000	6,196

Clarivate Science Holdings Corp., 4.88%, 07/01/2029 (b)	102,000	96,449

Verisk Analytics, Inc.,
4.50%, 08/15/2030	61,000	61,281

5.13%, 02/15/2036	208,000	206,744

		370,670

Restaurants-0.57%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029 (b)	13,000	13,171

Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032 (b)	245,000	256,329

McDonald’s Corp.,
4.40%, 02/12/2031	276,000	277,033

4.95%, 03/03/2035	118,000	118,829

5.00%, 02/13/2036	305,000	305,363

Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029 (b)	95,000	100,259

		1,070,984

Retail REITs-0.66%
Agree L.P., 5.63%, 06/15/2034	54,000	55,606

Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	37,000	38,336

Kimco Realty OP LLC,
2.25%, 12/01/2031	7,000	6,158

4.85%, 03/01/2035	89,000	87,803

5.30%, 02/01/2036	312,000	315,459

Kite Realty Group L.P.,
4.95%, 12/15/2031	40,000	40,508

5.50%, 03/01/2034	21,000	21,495

Kite Realty Group Trust, 4.75%, 09/15/2030	33,000	33,159

NNN REIT, Inc.,
5.60%, 10/15/2033	41,000	42,708

5.50%, 06/15/2034	48,000	49,474

Realty Income Corp.,
4.85%, 03/15/2030	7,000	7,185

5.63%, 10/13/2032	56,000	58,953

5.13%, 04/15/2035	45,000	45,355

5.38%, 09/01/2054	31,000	29,395

Regency Centers L.P.,
5.00%, 07/15/2032	77,000	78,615

5.25%, 01/15/2034	55,000	56,345

5.10%, 01/15/2035	40,000	40,160

	Principal
	Amount	Value

Retail REITs-(continued)
Simon Property Group L.P., 4.75%, 09/26/2034	$244,000	$239,988

		1,246,702

Security & Alarm Services-0.10%
Brink’s Co. (The),
6.50%, 06/15/2029 (b)	85,000	87,474

6.75%, 06/15/2032 (b)	90,000	93,305

		180,779

Self-Storage REITs-0.97%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	99,000	100,435

5.41%, 09/12/2034	62,000	60,947

Extra Space Storage L.P.,
5.70%, 04/01/2028	14,000	14,468

2.55%, 06/01/2031	7,000	6,289

4.95%, 01/15/2033	102,000	102,372

5.40%, 02/01/2034	118,000	120,448

Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034 (b)	30,000	30,014

Prologis L.P.,
4.75%, 01/15/2031	181,000	184,779

4.63%, 01/15/2033	150,000	149,674

4.75%, 06/15/2033	153,000	153,448

5.13%, 01/15/2034	68,000	69,520

5.00%, 03/15/2034	239,000	241,579

5.00%, 01/31/2035	145,000	145,850

5.25%, 05/15/2035	173,000	176,484

5.25%, 03/15/2054	170,000	159,130

Public Storage Operating Co., 5.35%, 08/01/2053	114,000	108,716

		1,824,153

Semiconductors-1.21%
Broadcom, Inc.,
4.30%, 11/15/2032	100,000	97,497

5.20%, 07/15/2035	186,000	187,767

Foundry JV Holdco LLC,
5.50%, 01/25/2031 (b)	200,000	207,825

5.88%, 01/25/2034 (b)	451,000	463,453

6.25%, 01/25/2035 (b)	333,000	352,778

6.20%, 01/25/2037 (b)	200,000	210,558

6.30%, 01/25/2039 (b)	200,000	211,700

Kioxia Holdings Corp. (Japan),
6.25%, 07/24/2030 (b)	64,000	64,107

6.63%, 07/24/2033 (b)	63,000	62,695

Micron Technology, Inc.,
5.30%, 01/15/2031	45,000	46,451

2.70%, 04/15/2032	10,000	8,805

5.65%, 11/01/2032	78,000	81,589

6.05%, 11/01/2035	256,000	269,090

Skyworks Solutions, Inc., 3.00%, 06/01/2031	7,000	6,314

		2,270,629

Single-Family Residential REITs-0.13%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	122,000	124,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Bond Fund

	Principal
	Amount	Value

Single-Family Residential REITs-(continued)
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	$7,000	$6,610

4.88%, 02/01/2035	109,000	106,547

		238,121

Soft Drinks & Non-alcoholic Beverages-0.38%
Coca-Cola Co. (The), 5.40%, 05/13/2064	14,000	13,495

Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 5.10%, 05/06/2035	299,000	299,900

Keurig Dr Pepper, Inc.,
4.35%, 05/15/2028	43,000	42,965

4.60%, 05/15/2030	156,000	156,095

5.15%, 05/15/2035	77,000	76,081

PepsiCo, Inc., 4.30%, 07/23/2030	129,000	129,851

		718,387

Sovereign Debt-2.02%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036 (b)	228,000	236,112

Barbados Government International Bond (Barbados), 8.00%, 06/26/2035 (b)	102,000	102,787

Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054 (b)	255,000	269,694

Dominican Republic International Bond (Dominican Republic),
6.95%, 03/15/2037 (b)	325,000	339,316

7.15%, 02/24/2055 (b)	240,000	249,240

Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031 (b)	200,000	207,100

6.25%, 08/15/2036 (b)	200,000	205,624

6.88%, 08/15/2055 (b)	200,000	201,450

Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	84,000	85,166

Republic of Poland Government International Bond (Poland), 5.38%, 02/12/2035	305,000	312,671

Romanian Government International Bond (Romania),
6.63%, 02/17/2028 (b)	190,000	197,864

5.88%, 01/30/2029 (b)	124,000	126,884

5.75%, 09/16/2030 (b)	322,000	325,257

7.13%, 01/17/2033 (b)	150,000	159,835

5.75%, 03/24/2035 (b)	178,000	169,303

6.63%, 05/16/2036 (b)	340,000	340,405

Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034 (b)	255,000	255,633

		3,784,341

Specialized Consumer Services-0.54%
Carriage Services, Inc., 4.25%, 05/15/2029 (b)	149,000	140,703

Rentokil Terminix Funding LLC,
5.00%, 04/28/2030 (b)	457,000	465,646

5.63%, 04/28/2035 (b)	400,000	406,502

		1,012,851

	Principal
	Amount	Value

Specialized Finance-0.08%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029 (b)	$11,000	$8,393

Jefferson Capital Holdings LLC,
9.50%, 02/15/2029 (b)	13,000	13,821

8.25%, 05/15/2030 (b)	30,000	31,438

TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030 (b)	89,000	94,634

		148,286

Specialty Chemicals-0.68%
Celanese US Holdings LLC, 7.20%, 11/15/2033	89,000	92,663

OCP S.A. (Morocco),
6.10%, 04/30/2030 (b)	202,000	208,379

6.70%, 03/01/2036 (b)	202,000	209,103

Sherwin-Williams Co. (The),
4.30%, 08/15/2028	281,000	282,304

4.50%, 08/15/2030	118,000	118,709

5.15%, 08/15/2035	62,000	62,488

Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033 (b)	265,000	283,178

Wayfair LLC, 7.25%, 10/31/2029 (b)	11,000	11,243

		1,268,067

Steel-0.35%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	86,000	89,766

Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029 (b)	51,000	51,834

7.00%, 03/15/2032 (b)	67,000	66,691

7.38%, 05/01/2033 (b)	2,000	1,994

POSCO Holdings, Inc. (South Korea),
5.13%, 05/07/2030 (b)	212,000	217,607

5.75%, 05/07/2035 (b)	217,000	226,797

		654,689

Systems Software-0.76%
Oracle Corp.,
6.25%, 11/09/2032	219,000	236,748

4.90%, 02/06/2033	110,000	110,077

4.70%, 09/27/2034	188,000	181,810

6.90%, 11/09/2052	159,000	172,314

5.38%, 09/27/2054	241,000	214,845

6.00%, 08/03/2055	133,000	130,030

5.50%, 09/27/2064	180,000	159,809

6.13%, 08/03/2065	218,000	211,856

		1,417,489

Technology Hardware, Storage & Peripherals-0.26%
Apple, Inc., 4.10%, 08/08/2062	151,000	118,399

Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	142,000	139,657

5.60%, 10/15/2054	225,000	207,959

Xerox Holdings Corp.,
5.50%, 08/15/2028 (b)	12,000	7,817

8.88%, 11/30/2029 (b)	14,000	8,579

		482,411

Telecom Tower REITs-0.05%
SBA Communications Corp., 3.13%, 02/01/2029	99,000	93,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Bond Fund

	Principal
	Amount	Value

Tobacco-0.31%
B.A.T. Capital Corp. (United Kingdom),
6.00%, 02/20/2034	$72,000	$76,457

7.08%, 08/02/2043	18,000	19,985

Philip Morris International, Inc.,
4.88%, 02/13/2029	5,000	5,108

4.63%, 11/01/2029	26,000	26,422

4.38%, 04/30/2030	79,000	79,473

5.13%, 02/13/2031	26,000	26,878

4.75%, 11/01/2031	32,000	32,478

5.75%, 11/17/2032	39,000	41,314

5.63%, 09/07/2033	16,000	16,802

4.90%, 11/01/2034	139,000	138,459

4.88%, 04/30/2035	121,000	119,940

		583,316

Trading Companies & Distributors-0.49%
Air Lease Corp., Series B, 4.65% (c)(f)	168,000	166,577

Aircastle Ltd., 5.25% (b)(c)(f)	189,000	188,263

Ferguson Enterprises, Inc., 5.00%, 10/03/2034	84,000	83,214

GATX Corp.,
5.50%, 06/15/2035	3,000	3,056

6.05%, 06/05/2054	5,000	5,005

Mitsubishi Corp. (Japan),
5.00%, 07/02/2029 (b)	200,000	205,932

5.13%, 07/17/2034 (b)	252,000	258,677

		910,724

Transaction & Payment Processing Services-0.45%
Block, Inc.,
5.63%, 08/15/2030 (b)	43,000	43,982

6.00%, 08/15/2033 (b)	51,000	52,391

Fiserv, Inc.,
5.38%, 08/21/2028	78,000	80,495

4.55%, 02/15/2031	58,000	58,012

5.63%, 08/21/2033	127,000	131,846

5.45%, 03/15/2034	181,000	185,544

5.25%, 08/11/2035	124,000	123,559

Mastercard, Inc., 4.85%, 03/09/2033	156,000	159,565

		835,394

Water Utilities-0.05%
American Water Capital Corp., 5.70%, 09/01/2055	92,000	90,661

Wireless Telecommunication Services-0.76%
Rogers Communications, Inc. (Canada),
7.00%, 04/15/2055 (c)	105,000	107,969

7.13%, 04/15/2055 (c)	73,000	75,816

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028 (b)	606,100	610,637

T-Mobile USA, Inc.,
4.50%, 04/15/2050	105,000	85,900

5.65%, 01/15/2053	138,000	132,263

6.00%, 06/15/2054	4,000	4,029

5.88%, 11/15/2055	128,000	126,397

	Principal
	Amount	Value

Wireless Telecommunication Services-(continued)
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	$35,000	$33,023

4.13%, 06/04/2081 (c)	199,000	184,532

5.13%, 06/04/2081 (c)	92,000	71,474

		1,432,040

Total U.S. Dollar Denominated Bonds & Notes (Cost $157,273,997)		159,137,995

U.S. Treasury Securities-3.85%

U.S. Treasury Bills-0.66%
3.88% - 4.11%, 05/14/2026 (k)(l)	1,276,000	1,242,509

U.S. Treasury Bonds-0.67%
4.88%, 08/15/2045	165,800	166,007

4.75%, 05/15/2055	1,123,400	1,093,209

		1,259,216

U.S. Treasury Notes-2.52%
3.88%, 07/31/2027	518,900	521,089

3.63%, 08/15/2028	730,400	731,399

3.88%, 07/31/2030	418,500	421,933

4.00%, 07/31/2032	4,800	4,822

4.25%, 08/15/2035	3,037,400	3,043,807

		4,723,050

Total U.S. Treasury Securities (Cost $7,211,184)		7,224,775

	Shares

Preferred Stocks-3.20%
Aerospace & Defense-0.08%

Boeing Co. (The), 6.00%, Conv. Pfd.	2,000	148,840

Diversified Banks-1.29%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,420,280

Diversified Financial Services-0.25%
Apollo Global Management, Inc., 7.63%, Pfd. (c)	17,750	469,488

Investment Banking & Brokerage-1.39%
Morgan Stanley, 7.13%, Series E, Pfd.	62,725	1,601,369

Morgan Stanley, 6.88%, Series F, Pfd.	40,000	1,014,400

		2,615,769

Regional Banks-0.19%
M&T Bank Corp., 7.50%, Series J, Pfd.	12,854	348,343

Total Preferred Stocks (Cost $5,982,089)		6,002,720

	Principal
	Amount

Asset-Backed Securities-2.85%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055 (b)	$270,000	260,906

CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050 (b)	111,070	113,043

Domino’s Pizza Master Issuer LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055 (b)	290,000	292,226

Series 2025-1A, Class A2II, 5.22%, 07/25/2055 (b)	240,000	242,337

Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042 (b)	91,435	92,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Bond Fund

	Principal
	Amount	Value

Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055 (b)	$200,000	$204,303

Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047 (b)	362,442	360,735

PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060 (b)(m)	134,760	136,961

Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053 (b)	462,840	484,468

Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050 (b)	302,100	297,060

Series 2021-1A, Class A2I, 2.19%, 08/20/2051 (b)	201,775	186,736

Series 2021-1A, Class A2II, 2.64%, 08/20/2051 (b)	201,775	174,877

Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054 (b)	231,252	238,574

Series 2024-1A, Class A2I, 6.03%, 07/30/2054 (b)	254,080	258,347

Series 2024-1A, Class A2I, 6.27%, 07/30/2054 (b)	252,095	258,486

Series 2024-3A, Class A23, 5.91%, 07/30/2054 (b)	248,125	247,408

Series 2024-3A, Class A2I, 5.25%, 07/30/2054 (b)	233,237	233,599

Series 2024-3A, Class A2I, 5.57%, 07/30/2054 (b)	238,200	239,190

Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (b)	619,607	608,293

Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054 (b)	148,500	152,490

Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055 (b)	258,000	266,731

Total Asset-Backed Securities (Cost $5,341,204)		5,349,624

Variable Rate Senior Loan Interests–0.76% (n)(o)
Aerospace & Defense–0.05%
TransDigm, Inc., Term Loan M, 6.85% (1 mo. Term SOFR + 2.50%), 08/30/2032	88,667	88,793

Automobile Manufacturers–0.01%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (United Kingdom), Term Loan B, 7.07% (1 mo. SOFR + 2.75%), 01/15/2032	25,000	25,051

Health Care Facilities–0.03%
Select Medical Corp., Term Loan B, 6.32% (1 mo. SOFR + 0.20%), 11/30/2031	52,656	52,853

Passenger Airlines–0.11%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B, 7.58% (3 mo. Term SOFR + 3.25%), 05/07/2032	212,567	213,962

	Principal
	Amount		Value

Restaurants–0.19%
Raising Cane’s Restaurants LLC, Term Loan B, 6.32% (1 mo. SOFR + 2.00%), 09/10/2031		$351,345	$351,895

Wireless Telecommunication Services–0.37%
X Corp., Term Loan B, 9.50%, 10/27/2029		700,000	689,248

Total Variable Rate Senior Loan Interests (Cost $1,430,499)			1,421,802

Non-U.S. Dollar Denominated Bonds & Notes–0.45% (p)
Cable & Satellite–0.06%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032 (b)	EUR	100,000	118,271

Drug Retail–0.07%
Boots Group Finco L.P. (United Kingdom), 7.38%, 08/31/2032 (b)	GBP	100,000	138,204

Health Care Supplies–0.06%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc., 5.87% (3 mo. EURIBOR + 3.88%), 01/15/2031 (b)(d)	EUR	100,000	118,316

Hotels, Resorts & Cruise Lines–0.06%
Carnival PLC, 4.13%, 07/15/2031 (b)	EUR	100,000	118,173

Metal, Glass & Plastic Containers–0.07%
Ball Corp., 4.25%, 07/01/2032	EUR	100,000	119,466

Specialized Consumer Services–0.06%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 4.13%, 02/15/2031 (b)	EUR	100,000	115,807

Transaction & Payment Processing Services–0.07%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/2033 (b)	EUR	100,000	121,393

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $826,813)			849,630

		Shares
Money Market Funds–3.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.21% (q)(r)		2,073,057	2,073,057

Invesco Treasury Portfolio, Institutional Class, 4.17% (q)(r)		3,849,962	3,849,962

Total Money Market Funds (Cost $5,923,019)			5,923,019

Options Purchased–0.05% (Cost $98,245) (s)			85,232

TOTAL INVESTMENTS IN SECURITIES–99.18% (Cost $184,087,050)			185,994,797

OTHER ASSETS LESS LIABILITIES–0.82%			1,534,337

NET ASSETS–100.00%			$187,529,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Bond Fund

Investment Abbreviations:

Conv.	– Convertible
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:

(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $71,234,845, which represented 37.99% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2025.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Perpetual bond with no specified maturity date.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2025 was $30,960, which represented less than 1% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)	Zero coupon bond issued at a discount.
(j)	Restricted security. The value of this security at August 31, 2025 represented less than 1% of the Fund’s Net Assets.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on August 31, 2025.

(n)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(o)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2025	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$18,963,926	$(16,890,869)	$-	$-	$2,073,057	$20,677

Invesco Liquid Assets Portfolio, Institutional Class	-	-	-	-	-	-	881

Invesco Treasury Portfolio, Institutional Class	-	35,218,718	(31,368,756)	-	-	3,849,962	38,083

Total	$-	$54,182,644	$(48,259,625)	$-	$-	$5,923,019	$59,641

(r)	The rate shown is the 7-day SEC standardized yield as of August 31, 2025.
(s)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value (a)	Value

Equity Risk

S&P 500® Mini Index	Call	11/28/2025	56	USD 655.00	USD 3,668,000	$85,232

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Bond Fund

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	82	December-2025	$17,100,203	$30,928	$30,928

U.S. Treasury 5 Year Notes	94	December-2025	10,290,062	49,226	49,226

U.S. Treasury Long Bonds	74	December-2025	8,454,500	(15,031)	(15,031)

U.S. Treasury Ultra Bonds	21	December-2025	2,447,813	1,641	1,641

Subtotal-Long Futures Contracts				66,764	66,764

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 10 Year Notes	31	December-2025	(3,487,500)	(10,216)	(10,216)

U.S. Treasury 10 Year Ultra Notes	83	December-2025	(9,495,719)	(24,641)	(24,641)

Subtotal-Short Futures Contracts				(34,857)	(34,857)

Total Futures Contracts				$31,907	$31,907

Open Forward Foreign Currency Contracts

Settlement Date		Contract to		Unrealized Appreciation (Depreciation)

	Counterparty	Deliver	Receive

Currency Risk

10/31/2025	Citibank, N.A.	EUR 504,000	USD 593,760	$ 1,946

Currency Risk

10/31/2025	Morgan Stanley and Co. International PLC	GBP 100,000	USD 133,727	(1,491)

10/31/2025	State Street Bank & Trust Co.	EUR 90,000	USD 104,994	(687)

Subtotal-Depreciation				(2,178)

Total Forward Foreign Currency Contracts				$ (232)

Abbreviations:
EUR –Euro
GBP –British Pound Sterling
USD –U.S. Dollar
Portfolio Composition
By security type, based on Net Assets
as of August 31, 2025

U.S. Dollar Denominated Bonds & Notes	84.86%

U.S. Treasury Securities	3.85

Preferred Stocks	3.20

Asset-Backed Securities	2.85

Security Types Each Less Than 1% of Portfolio	1.26

Money Market Funds Plus Other Assets Less Liabilities	3.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Bond Fund

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $178,164,031)	$180,071,778

Investments in affiliated money market funds, at value (Cost $5,923,019)	5,923,019

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,946

Foreign currencies, at value (Cost $7,804)	7,819

Receivable for:
Investments sold	527,430

Dividends	68,115

Interest	2,259,766

Investment for trustee deferred compensation and retirement plans	30,566

Total assets	188,890,439

Liabilities:
Other investments:
Variation margin payable – futures contracts	35,397

Unrealized depreciation on forward foreign currency contracts outstanding	2,178

Payable for:
Investments purchased	1,064,612

Dividends	57,009

Amount due custodian	99,990

Accrued fees to affiliates	20,381

Accrued trustees’ and officers’ fees and benefits	1,318

Accrued other operating expenses	49,854

Trustee deferred compensation and retirement plans	30,566

Total liabilities	1,361,305

Net assets applicable to common shares	$187,529,134

Net assets applicable to common shares consist of:
Shares of beneficial interest	$219,759,218

Distributable earnings (loss)	(32,230,084)

$187,529,134

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Shares outstanding	11,425,089

Net asset value per common share	$16.41

Market value per common share	$15.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Bond Fund

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)

Investment income:
Interest	$5,071,262

Dividends	197,410

Dividends from affiliated money market funds	59,641

Total investment income	5,328,313

Expenses:
Advisory fees	392,212

Administrative services fees	13,223

Custodian fees	20,377

Transfer agent fees	23,690

Trustees’ and officers’ fees and benefits	11,201

Registration and filing fees	11,976

Reports to shareholders	18,135

Professional services fees	31,525

Other	3,565

Total expenses	525,904

Less: Fees waived	(1,717)

Net expenses	524,187

Net investment income	4,804,126

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(495,588)

Foreign currencies	7,750

Forward foreign currency contracts	(23,899)

Futures contracts	(267,181)

Option contracts written	2,658

(776,260)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	644,792

Foreign currencies	1,476

Forward foreign currency contracts	(771)

Futures contracts	(285,716)

359,781

Net realized and unrealized gain (loss)	(416,479)

Net increase in net assets resulting from operations	$4,387,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)

	August 31,	February 28,
	2025	2025

Operations:
Net investment income	$4,804,126	$9,680,920

Net realized gain (loss)	(776,260)	(216,559)

Change in net unrealized appreciation	359,781	3,784,399

Net increase in net assets resulting from operations	4,387,647	13,248,760

Distributions to common shareholders from distributable earnings	(4,798,537)	(9,822,584)

Net increase in common shares of beneficial interest	–	111,416

Net increase (decrease) in net assets	(410,890)	3,537,592

Net assets:
Beginning of period	187,940,024	184,402,432

End of period	$187,529,134	$187,940,024

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended		Year Ended	Year Ended	Years Ended
	August 31,		February 28,	February 29,	February 28,
	2025		2025	2024	2023	2022	2021

Net asset value, beginning of period	$16.45		$16.15	$16.23	$18.91	$20.81	$21.06

Net investment income (a)	0.42		0.85	0.81	0.71	0.65	0.71

Net gains (losses) on securities (both realized and unrealized)	(0.04)		0.31	(0.08)	(2.64)	(1.35)	0.52

Total from investment operations	0.38		1.16	0.73	(1.93)	(0.70)	1.23

Less:
Dividends from net investment income	(0.42)		(0.86)	(0.81)	(0.75)	(0.66)	(0.73)

Distributions from net realized gains	–		–	–	(0.00)	(0.54)	(0.75)

Total distributions	(0.42)		(0.86)	(0.81)	(0.75)	(1.20)	(1.48)

Net asset value, end of period	$16.41		$16.45	$16.15	$16.23	$18.91	$20.81

Market value, end of period	$15.47		$15.59	$15.76	$16.23	$17.70	$19.78

Total return at net asset value (b)	2.50%		7.47%	4.98%	(10.07)%	(3.46)%	6.11%

Total return at market value (c)	1.96%		4.38%	2.44%	(3.92)%	(4.94)%	8.88%

Net assets, end of period (000’s omitted)	$187,529		$187,940	$184,402	$185,220	$215,871	$237,591

Portfolio turnover rate (d)	96%		145%	175%	134%	137%	173%

Ratios/supplemental data based on average net assets:
Ratio of expenses:

With fee waivers and/or expense reimbursements	0.56	% (e)	0.62%	0.57%	0.63%	0.52%	0.54%

Without fee waivers and/or expense reimbursements	0.56	% (e)	0.62%	0.57%	0.63%	0.52%	0.54%

Ratio of net investment income to average net assets	5.14	% (e)	5.19%	5.08%	4.25%	3.17%	3.39%

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Bond Fund

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Bond Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Fund’s investment objective is to seek interest income while conserving capital.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter
market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end
mutual funds) are valued using such company’s
end-of-business-day
net asset value per share.
Deposits, other obligations of U.S. and
non-U.S.
banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standard
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded
rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

30	Invesco Bond Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.

E.
Federal Income Taxes –
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Accounting Estimates
– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

G.
Indemnifications
– Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.
Segment Reporting
– The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.

I.
Foreign Currency Translations
– Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

31	Invesco Bond Fund

J.
Forward Foreign Currency Contracts
– The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount
(non-deliverable
forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.
Futures Contracts
– The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.
Call Options Purchased and Written
– The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently
“marked-to-market”
to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently
“marked-to-market”
to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
M.
Collateral
– To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

N.
Leverage Risk
– Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

O.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.

32	Invesco Bond Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Fund has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.420%

Over $500 million	0.350%

For the six months ended August 31, 2025, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $1,717.
The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2025, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
Certain officers and trustees of the Fund are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –
Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

Level 3 –
Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$158,168,818	$969,177	$159,137,995

U.S. Treasury Securities	–	7,224,775	–	7,224,775

Preferred Stocks	6,002,720	–	–	6,002,720

Asset-Backed Securities	–	5,349,624	–	5,349,624

Variable Rate Senior Loan Interests	–	1,421,802	–	1,421,802

Non-U.S. Dollar Denominated Bonds & Notes	–	849,630	–	849,630

Money Market Funds	5,923,019	–	–	5,923,019

Options Purchased	85,232	–	–	85,232

Total Investments in Securities	12,010,971	173,014,649	969,177	185,994,797

Other Investments - Assets*

Futures Contracts	81,795	–	–	81,795

Forward Foreign Currency Contracts	–	1,946	–	1,946

	81,795	1,946	–	83,741

Other Investments - Liabilities*

Futures Contracts	(49,888)	–	–	(49,888)

Forward Foreign Currency Contracts	–	(2,178)	–	(2,178)

	(49,888)	(2,178)	–	(52,066)

Total Other Investments	31,907	(232)	–	31,675

Total Investments	$12,042,878	$173,014,417	$969,177	$186,026,472

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation).

33	Invesco Bond Fund

NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out
netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at
Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2025:

	Value

	Currency	Equity	Interest
Derivative Assets	Risk	Risk	Rate Risk	Total

Unrealized appreciation on futures contracts –Exchange-Traded (a)	$–	$–	$81,795	$81,795

Unrealized appreciation on forward foreign currency contracts outstanding	1,946	–	–	1,946

Options purchased, at value – Exchange-Traded (b)	–	85,232	–	85,232

Total Derivative Assets	1,946	85,232	81,795	168,973

Derivatives not subject to master netting agreements	–	(85,232)	(81,795)	(167,027)

Total Derivative Assets subject to master netting agreements	$1,946	$–	$–	$1,946

			Value

		Currency	Interest
Derivative Liabilities		Risk	Rate Risk	Total

Unrealized depreciation on futures contracts –Exchange-Traded (a)		$–	$(49,888)	$(49,888)

Unrealized depreciation on forward foreign currency contracts outstanding		(2,178)	–	(2,178)

Total Derivative Liabilities		(2,178)	(49,888)	(52,066)

Derivatives not subject to master netting agreements		–	49,888	49,888

Total Derivative Liabilities subject to master netting agreements		$(2,178)	$–	$(2,178)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2025.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Citibank, N.A.	$1,946	$ –	$1,946	$–	$–	$ 1,946

Morgan Stanley and Co. International PLC	–	(1,491)	(1,491)	–	–	(1,491)

State Street Bank & Trust Co.	–	(687)	(687)	–	–	(687)

Total	$1,946	$(2,178)	$ (232)	$–	$–	$ (232)

Effect of Derivative Investments for the six months ended August 31, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency	Equity	Interest
	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(23,899)	$-	$-	$(23,899)

Futures contracts	-	-	(267,181)	(267,181)

Options purchased (a)	-	31,959	-	31,959

Options written	-	2,658	-	2,658

34	Invesco Bond Fund

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$(771)	$-	$-	$(771)

Futures contracts	-	-	(285,716)	(285,716)

Options purchased (a)	-	57,462	-	57,462

Total	$(24,670)	$92,079	$(552,897)	$(485,488)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased	Index Options Written

Average notional value	$477,550	$63,725,017	$2,555,000	$588,000

Average contracts	–	–	32	1

NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “
Trustees’ and Officers’ Fees and Benefits
” includes amounts accrued by the Fund to fund such deferred compensation amounts.
NOTE 6–Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.
Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2025, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$6,625,256	$26,281,554	$32,906,810

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2025 was $93,693,065 and $96,454,986, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,694,307

Aggregate unrealized (depreciation) of investments	(2,227,584)

Net unrealized appreciation of investments	$1,466,723

Cost of investments for tax purposes is $184,559,749.

35	Invesco Bond Fund

NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2025	2025

Beginning shares	11,425,089	11,418,446

Shares issued through dividend reinvestment	–	6,643

Ending shares	11,425,089	11,425,089

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Dividends
The Fund declared the following dividends from net investment income subsequent to August 31, 2025:

Declaration Date	Amount per Share	Record Date	Payable Date

September 2, 2025	$0.0700	September 16, 2025	September 30, 2025

October 1, 2025	$0.0700	October 16, 2025	October 31, 2025

36	Invesco Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Invesco Bond Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
 As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data,, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June
16-18,
2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
 The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg Baa U.S. Corporate Bond Index (Index). The Board noted that there were only five funds (including the Fund) in the performance universe, therefore, Broadridge did not provide quintile rankings. The Board noted that the Fund’s performance was above the performance of the Index for the one year period, below the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a

37	Invesco Bond Fund

particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were reasonably comparable to and below, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only four funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The independent Trustees reviewed and considered information provided in response to follow-up
requests for information submitted by the independent Trustees to management regarding the Fund’s limited peer group.
 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive
fee structures, which are not easily
un-bundled.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring the economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the
Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.
 *Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

38	Invesco Bond Fund

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Bond Fund (the “Fund”) was held on August 12, 2025. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders.
The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against/Withheld
(1).	Cynthia Hostetler	9,399,643.75	149,237.04
	Eli Jones	9,360,492.76	188,388.03
	Prema Mathai-Davis	9,347,623.44	201,257.35
	Daniel S. Vandivort	9,357,344.81	191,535.98
	James “Jim” Liddy	9,352,893.82	195,986.97

39	Invesco Bond Fund

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Fund holdings and proxy voting information
The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Fund is shown below.
 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website,sec.gov.
 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-02090	VK-CE-BOND-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Bond Fund

By:	/s/ Glenn Brightman

Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman

Name:	Glenn Brightman
Title:	Principal Executive Officer
Date: November 7, 2025

By:	/s/ Adrien Deberghes

Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 7, 2025